Nationwide®

VLI Separate Account - 6

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

VLX – 0100AO – 12/07

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
American Century VP – Income & Growth Fund – Class II (ACVPIncGr2)
1,287 shares (cost $9,516)	$10,860
American Century VP – Income & Growth Fund – Class III (ACVPIncGr3)
25,670 shares (cost $224,884)	217,170
American Century VP – Ultra® Fund – Class II (ACVPUltra2)
1,923 shares (cost $19,325)	23,188
American Century VP – Ultra® Fund – Class III (ACVPUltra3)
8,006 shares (cost $81,007)	97,192
American Century VP – Value Fund – Class II (ACVPVal2)
5,736 shares (cost $44,129)	42,787
American Century VP – Value Fund – Class III (ACVPVal3)
66,125 shares (cost $542,667)	493,953
Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)
3,005 shares (cost $72,517)	70,818
Fidelity® VIP – Equity-Income Portfolio – Service Class 2 R (FidVIPEIS2R)
14,109 shares (cost $366,469)	330,720
Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)
389 shares (cost $13,391)	17,373
Fidelity® VIP – Growth Portfolio – Service Class 2 R (FidVIPGrS2R)
14,337 shares (cost $611,706)	636,866
Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)
3,334 shares (cost $91,290)	91,554
Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 R (FidVIPConS2R)
58,380 shares (cost $1,869,568)	1,596,705
Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)
17,243 shares (cost $135,063)	131,563
Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)
2,731 shares (cost $31,788)	31,764
Nationwide VIT – Government Bond Fund – Class III (NVITGvtBd3)
39,046 shares (cost $442,573)	454,100
Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)
496 shares (cost $5,815)	6,746
Nationwide VIT – Investor Destinations Aggressive Fund – Class VI (NVITIDAgg6)
201,328 shares (cost $2,811,584)	2,725,978
Nationwide VIT – Investor Destinations Conservative Fund – Class VI (NVITIDCon6)
11,165 shares (cost $117,010)	115,668
Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)
1,456 shares (cost $16,463)	18,106
Nationwide VIT – Investor Destinations Moderate Fund – Class VI (NVITIDMod6)
45,936 shares (cost $559,831)	569,604
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)
3,794 shares (cost $43,139)	50,618

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class VI (NVITIDModAg6)
85,874 shares (cost $1,137,792)	$1,140,403
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)
237 shares (cost $2,571)	2,685
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class VI (NVITIDModCon6)
21,207 shares (cost $234,955)	239,640
Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)
130 shares (cost $2,927)	4,226
Nationwide VIT – Mid Cap Growth Fund – Class III (NVITMdCpGr3)
859 shares (cost $24,500)	27,981
Nationwide VIT – Money Market Fund – Class II (NVITMyMkt2)
21,873,697 shares (cost $21,873,697)	21,873,697
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II (NVITSmCapGr2)
152 shares (cost $2,004)	2,697
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class III (NVITSmCapGr3)
642 shares (cost $10,932)	11,494
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II (NVITSmCapVal2)
365 shares (cost $4,239)	3,560
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class III (NVITSmCapVal3)
2,376 shares (cost $28,770)	23,519
Nationwide VIT – Multi-Manager Small Company Fund – Class II (NVITSmComp2)
1,252 shares (cost $27,859)	27,348
Nationwide VIT – Multi-Manager Small Company Fund – Class III (NVITSmComp3)
2,803 shares (cost $64,383)	62,335
Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2)
974 shares (cost $11,006)	13,192
Nationwide VIT – Nationwide Fund – Class III (NVITNWFund3)
1,894 shares (cost $25,683)	25,803
Rydex Variable Trust Portfolios – Absolute Return Strategies Fund (RyAbsRtStr)
10,516 shares (cost $283,830)	272,901
Rydex Variable Trust Portfolios – Banking Fund (RyBank)
1,137 shares (cost $26,086)	25,922
Rydex Variable Trust Portfolios – Basic Materials Fund (RyBasicM)
16,952 shares (cost $736,125)	706,226
Rydex Variable Trust Portfolios – Biotechnology Fund (RyBioTech)
8,156 shares (cost $179,736)	175,918
Rydex Variable Trust Portfolios – Commodities Strategy Fund (RyCommStr)
14,257 shares (cost $332,763)	339,022
Rydex Variable Trust Portfolios – Consumer Products Fund (RyConsProd)
7,630 shares (cost $295,161)	282,470
Rydex Variable Trust Portfolios – Dow 2x Strategy Fund (RyDow2x)
30,718 shares (cost $936,021)	789,451
Rydex Variable Trust Portfolios – Electronics Fund (RyElec)
2,619 shares (cost $36,118)	35,800
Rydex Variable Trust Portfolios – Energy Fund (RyEnergy)
26,846 shares (cost $1,112,679)	1,069,286

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios – Energy Services Fund (RyEnSvc)
27,773 shares (cost $1,096,980)	$1,073,984
Rydex Variable Trust Portfolios – Europe 1.25x Strategy Fund (RyEuroStr)
40,794 shares (cost $1,241,842)	1,221,777
Rydex Variable Trust Portfolios – Financial Services Fund (RyFinSvc)
4,388 shares (cost $96,251)	96,359
Rydex Variable Trust Portfolios – Government Long Bond 1.2x Strategy Fund (RyGvtLgBd)
38,215 shares (cost $460,468)	467,753
Rydex Variable Trust Portfolios – Health Care Fund (RyHealthC)
7,127 shares (cost $216,168)	211,027
Rydex Variable Trust Portfolios – Hedged Equity Fund (RyHedgeEq)
10,001 shares (cost $271,660)	255,429
Rydex Variable Trust Portfolios – Internet Fund (RyInternet)
3,745 shares (cost $67,980)	66,852
Rydex Variable Trust Portfolios – Inverse Dow 2x Strategy Fund (RyInDow2x)
45,150 shares (cost $1,258,130)	1,299,858
Rydex Variable Trust Portfolios – Inverse Government Long Bond Strategy Fund (RyInGovLB)
8,640 shares (cost $172,014)	169,175
Rydex Variable Trust Portfolios – Inverse Mid-Cap Strategy Fund (RyInMidCap)
4,456 shares (cost $156,493)	156,095
Rydex Variable Trust Portfolios – Inverse OTC Strategy Fund (RyInOTC)
18,149 shares (cost $310,980)	308,353
Rydex Variable Trust Portfolios – Inverse Russell 2000® Strategy Fund (RyInRus2000)
7,358 shares (cost $257,041)	255,031
Rydex Variable Trust Portfolios – Inverse S&P 500 Strategy Fund (RyInSP500)
10,917 shares (cost $457,300)	460,793
Rydex Variable Trust Portfolios – Japan 1.25x Strategy Fund (RyJapanStr)
9,614 shares (cost $220,213)	218,526
Rydex Variable Trust Portfolios – Large-Cap Growth Fund (RyLgCapGr)
10,968 shares (cost $307,408)	300,201
Rydex Variable Trust Portfolios – Large-Cap Value Fund (RyLgCapVal)
5,475 shares (cost $166,988)	138,911
Rydex Variable Trust Portfolios – Leisure Fund (RyLeisure)
1,294 shares (cost $27,369)	27,460
Rydex Variable Trust Portfolios – Mid-Cap 1.5x Strategy Fund (RyMidCapStr)
25,027 shares (cost $635,976)	543,584
Rydex Variable Trust Portfolios – Mid-Cap Growth Fund (RyMidCapGr)
21,108 shares (cost $663,546)	623,118
Rydex Variable Trust Portfolios – Mid-Cap Value Fund (RyMidCapVal)
5,924 shares (cost $126,578)	123,464
Rydex Variable Trust Portfolios – Multi-Cap Core Equity Fund (RyMCpCoreEq)
928 shares (cost $26,274)	22,875
Rydex Variable Trust Portfolios – Nova Fund (RyNova)
72,630 shares (cost $755,792)	730,662
Rydex Variable Trust Portfolios – OTC 2x Strategy Fund (RyOTC2x)
101,246 shares (cost $3,037,630)	3,035,353

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios – OTC Fund (RyOTC)
256,721 shares (cost $4,692,941)	$4,651,780
Rydex Variable Trust Portfolios – Precious Metals Fund (RyPrecMet)
121,894 shares (cost $1,828,591)	1,833,286
Rydex Variable Trust Portfolios – Real Estate Fund (RyRealEst)
3,911 shares (cost $164,229)	134,338
Rydex Variable Trust Portfolios – Retailing Fund (RyRetail)
150 shares (cost $1,738)	1,691
Rydex Variable Trust Portfolios – Russell 2000® 1.5x Strategy Fund (RyRuss2000)
16,141 shares (cost $573,338)	552,029
Rydex Variable Trust Portfolios – S&P 500 2x Strategy Fund (RyDySP500)
83,946 shares (cost $1,655,927)	1,615,119
Rydex Variable Trust Portfolios – Sector Rotation Fund (RySectRot)
68,304 shares (cost $1,077,642)	1,047,100
Rydex Variable Trust Portfolios – Small-Cap Growth Fund (RySmCapGr)
2,938 shares (cost $81,214)	79,541
Rydex Variable Trust Portfolios – Small-Cap Value Fund (RySmCapVal)
3,307 shares (cost $62,077)	60,260
Rydex Variable Trust Portfolios – Strengthening Dollar 2x Strategy Fund (RyStrDolStr)
3,738 shares (cost $75,723)	75,238
Rydex Variable Trust Portfolios – Technology Fund (RyTech)
17,565 shares (cost $285,395)	285,785
Rydex Variable Trust Portfolios – Telecommunications Fund (RyTele)
6,685 shares (cost $160,270)	159,716
Rydex Variable Trust Portfolios – Transportation Fund (RyTrans)
3,889 shares (cost $59,236)	57,758
Rydex Variable Trust Portfolios – Utilities Fund (RyUtil)
11,572 shares (cost $260,952)	257,949
Rydex Variable Trust Portfolios – Weakening Dollar 2x Strategy Fund (RyWeakDol)
19,808 shares (cost $632,293)	566,507

Total Investments	58,073,646
Accounts Receivable	—

Total Assets	58,073,646
Accounts Payable	3,701

Contract Owners Equity (note 7)	$58,069,945

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

	Total	ACVPIncGr2	ACVPIncGr3	ACVPUltra2	ACVPUltra3	ACVPVal2	ACVPVal3	FidVIPEIS2
Investment activity:
Reinvested dividends	$1,407,100	184	2,843	—	—	1,004	5,951	1,218

Net investment income (loss)	1,407,100	184	2,843	—	—	1,004	5,951	1,218

Proceeds from mutual fund shares sold	747,328,489	510	214,184	41,222	5,119	26,041	294,486	66,285
Cost of mutual fund shares sold	(747,279,881)	(399)	(196,718)	(37,568)	(4,726)	(25,229)	(293,840)	(55,042)

Realized gain (loss) on investments	48,608	111	17,466	3,654	393	812	646	11,243
Change in unrealized gain (loss) on investments	(849,261)	(326)	(19,484)	3,619	16,140	(9,136)	(73,736)	(12,669)

Net gain (loss) on investments	(800,653)	(215)	(2,018)	7,273	16,533	(8,324)	(73,090)	(1,426)

Reinvested capital gains	1,582,571	—	—	—	—	5,740	30,861	6,115

Net increase (decrease) in contract owners’ equity resulting from operations	$2,189,018	(31)	825	7,273	16,533	(1,580)	(36,278)	5,907

	FidVIPEIS2R	FidVIPGrS2	FidVIPGrS2R	FidVIPConS2	FidVIPConS2R	NVITFHiInc3	NVITGvtBd	NVITGvtBd3
Investment activity:
Reinvested dividends	$5,427	120	1,114	690	11,297	7,994	1,397	13,202

Net investment income (loss)	5,427	120	1,114	690	11,297	7,994	1,397	13,202

Proceeds from mutual fund shares sold	84,370	17,066	244,898	80,601	354,055	413,294	2,725	248,082
Cost of mutual fund shares sold	(76,837)	(13,100)	(205,133)	(59,908)	(318,154)	(415,295)	(2,784)	(245,354)

Realized gain (loss) on investments	7,533	3,966	39,765	20,693	35,901	(2,001)	(59)	2,728
Change in unrealized gain (loss) on investments	(41,267)	1,217	22,956	(24,398)	(272,587)	(4,253)	840	11,616

Net gain (loss) on investments	(33,734)	5,183	62,721	(3,705)	(236,686)	(6,254)	781	14,344

Reinvested capital gains	28,097	12	530	23,705	380,352	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$(210)	5,315	64,365	20,690	154,963	1,740	2,178	27,546

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	NVITIDAgg2	NVITIDAgg6	NVITIDCon6	NVITIDMod2	NVITIDMod6	NVITIDModAg2	NVITIDModAg6	NVITIDModCon2
Investment activity:
Reinvested dividends	$134	21,626	3,877	590	13,441	1,157	20,032	81

Net investment income (loss)	134	21,626	3,877	590	13,441	1,157	20,032	81

Proceeds from mutual fund shares sold	532	78,299	20,297	18,646	47,030	36,803	435,483	50
Cost of mutual fund shares sold	(441)	(70,766)	(20,004)	(16,146)	(42,537)	(30,685)	(422,258)	(47)

Realized gain (loss) on investments	91	7,533	293	2,500	4,493	6,118	13,225	3
Change in unrealized gain (loss) on investments	(39)	(96,411)	(1,780)	(1,440)	(4,918)	(4,342)	(12,688)	(3)

Net gain (loss) on investments	52	(88,878)	(1,487)	1,060	(425)	1,776	537	—

Reinvested capital gains	222	8,801	2,324	292	7,501	986	15,468	69

Net increase (decrease) in contract owners’ equity resulting from operations	$408	(58,451)	4,714	1,942	20,517	3,919	36,037	150

	NVITIDModCon6	NVITMdCpGr	NVITMdCpGr3	NVITMyMkt2	NVITSmCapGr2	NVITSmCapGr3	NVITSmCapVal2	NVITSmCapVal3
Investment activity:
Reinvested dividends	$4,345	—	—	900,619	—	—	39	362

Net investment income (loss)	4,345	—	—	900,619	—	—	39	362

Proceeds from mutual fund shares sold	70,757	316	174	261,326,694	175	237	293	9,168
Cost of mutual fund shares sold	(69,910)	(223)	(143)	(261,326,694)	(134)	(204)	(290)	(10,352)

Realized gain (loss) on investments	847	93	31	—	41	33	3	(1,184)
Change in unrealized gain (loss) on investments	3,769	278	1,674	—	205	520	(845)	(5,268)

Net gain (loss) on investments	4,616	371	1,705	—	246	553	(842)	(6,452)

Reinvested capital gains	629	—	—	—	—	—	528	3,554

Net increase (decrease) in contract owners’ equity resulting from operations	$9,590	371	1,705	900,619	246	553	(275)	(2,536)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	NVITSmComp2	NVITSmComp3	NVITNWFund2	NVITNWFund3	RyAbsRtStr	RyBank	RyBasicM	RyBioTech
Investment activity:
Reinvested dividends	$—	17	114	816	9,987	700	799	—

Net investment income (loss)	—	17	114	816	9,987	700	799	—

Proceeds from mutual fund shares sold	604	240,965	1,776	207,311	892,871	1,177,315	2,498,416	1,902,484
Cost of mutual fund shares sold	(548)	(236,636)	(1,428)	(197,384)	(871,943)	(1,184,134)	(2,367,717)	(1,920,545)

Realized gain (loss) on investments	56	4,329	348	9,927	20,928	(6,819)	130,699	(18,061)
Change in unrealized gain (loss) on investments	(3,361)	(5,144)	(54)	(1,374)	(13,027)	(799)	(30,129)	(2,770)

Net gain (loss) on investments	(3,305)	(815)	294	8,553	7,901	(7,618)	100,570	(20,831)

Reinvested capital gains	3,842	10,018	656	2,077	2,578	—	43,625	—

Net increase (decrease) in contract owners’equity resulting from operations	$537	9,220	1,064	11,446	20,466	(6,918)	144,994	(20,831)

	RyCommStr	RyConsProd	RyDow2x	RyElec	RyEnergy	RyEnSvc	RyEuroStr	RyFinSvc
Investment activity:
Reinvested dividends	$—	6,716	8,031	—	—	—	26,705	1,748

Net investment income (loss)	—	6,716	8,031	—	—	—	26,705	1,748

Proceeds from mutual fund shares sold	1,263,501	4,583,401	3,463,264	1,259,065	2,426,042	3,049,801	5,338,321	1,063,195
Cost of mutual fund shares sold	(1,228,082)	(4,584,500)	(3,385,932)	(1,261,590)	(2,364,374)	(2,880,568)	(5,441,320)	(1,088,409)

Realized gain (loss) on investments	35,419	(1,099)	77,332	(2,525)	61,668	169,233	(102,999)	(25,214)
Change in unrealized gain (loss) on investments	8,763	(11,826)	(136,173)	134	14,620	(12,172)	(24,711)	2,199

Net gain (loss) on investments	44,182	(12,925)	(58,841)	(2,391)	76,288	157,061	(127,710)	(23,015)

Reinvested capital gains	—	28,928	85,602	—	89,312	47,552	108,264	9,630

Net increase (decrease) in contract owners’equity resulting from operations	$44,182	22,719	34,792	(2,391)	165,600	204,613	7,259	(11,637)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	RyGvtLgBd	RyHealthC	RyHedgeEq	RyInternet	RyInDow2x	RyInGovLB	RyInMidCap	RyInOTC
Investment activity:
Reinvested dividends	$65,017	—	11,669	—	1,949	23,058	4,145	11,725

Net investment income (loss)	65,017	—	11,669	—	1,949	23,058	4,145	11,725

Proceeds from mutual fund shares sold	106,609,062	3,272,042	499,924	1,250,005	4,648,897	16,446,903	1,732,670	96,224,205
Cost of mutual fund shares sold	(106,508,977)	(3,249,856)	(495,839)	(1,267,664)	(4,637,300)	(16,551,695)	(1,757,620)	(96,527,482)

Realized gain (loss) on investments	100,085	22,186	4,085	(17,659)	11,597	(104,792)	(24,950)	(303,277)
Change in unrealized gain (loss) on investments	9,558	684	(14,611)	1,168	45,136	(14,082)	1,928	(6,701)

Net gain (loss) on investments	109,643	22,870	(10,526)	(16,491)	56,733	(118,874)	(23,022)	(309,978)

Reinvested capital gains	—	4,127	3,763	—	—	—	—	—

Net increase (decrease) in contract owners’equity resulting from operations	$174,660	26,997	4,906	(16,491)	58,682	(95,816)	(18,877)	(298,253)

	RyInRus2000	RyInSP500	RyJapanStr	RyLgCapGr	RyLgCapVal	RyLeisure	RyMidCapStr	RyMidCapGr
Investment activity:
Reinvested dividends	$14,163	19,963	15,276	—	2,713	—	8,899	—

Net investment income (loss)	14,163	19,963	15,276	—	2,713	—	8,899	—

Proceeds from mutual fund shares sold	5,369,108	12,083,373	2,248,432	3,798,429	2,952,721	676,764	2,407,268	3,125,644
Cost of mutual fund shares sold	(5,381,822)	(12,208,057)	(2,471,679)	(3,805,884)	(2,953,027)	(669,288)	(2,544,398)	(3,117,238)

Realized gain (loss) on investments	(12,714)	(124,684)	(223,247)	(7,455)	(306)	7,476	(137,130)	8,406
Change in unrealized gain (loss) on investments	(1,766)	76,987	143,905	691	(26,554)	(2,439)	55,128	(25,423)

Net gain (loss) on investments	(14,480)	(47,697)	(79,342)	(6,764)	(26,860)	5,037	(82,002)	(17,017)

Reinvested capital gains	—	—	—	6,620	20,096	2,426	67,248	40,169

Net increase (decrease) in contract owners’equity resulting from operations	$(317)	(27,734)	(64,066)	(144)	(4,051)	7,463	(5,855)	23,152

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	RyMidCapVal	RyMCpCoreEq	RyNova	RyOTC2x	RyOTC	RyPrecMet	RyRealEst	RyRetail
Investment activity:
Reinvested dividends	$3,775	148	10,389	9,564	976	—	3,593	—

Net investment income (loss)	3,775	148	10,389	9,564	976	—	3,593	—

Proceeds from mutual fund shares sold	1,752,634	143,449	1,984,825	79,173,404	34,464,084	4,570,491	4,551,045	403,889
Cost of mutual fund shares sold	(1,748,759)	(150,729)	(1,964,273)	(78,709,938)	(33,764,514)	(4,424,111)	(4,563,439)	(405,631)

Realized gain (loss) on investments	3,875	(7,280)	20,552	463,466	699,570	146,380	(12,394)	(1,742)
Change in unrealized gain (loss) on investments	(6,992)	(3,473)	(31,219)	(4,866)	(34,280)	(46,093)	(25,613)	642

Net gain (loss) on investments	(3,117)	(10,753)	(10,667)	458,600	665,290	100,287	(38,007)	(1,100)

Reinvested capital gains	183	1,965	—	—	—	—	17,925	980

Net increase (decrease) in contract owners’equity resulting from operations	$841	(8,640)	(278)	468,164	666,266	100,287	(16,489)	(120)

	RyRuss2000	RyDySP500	RySectRot	RySmCapGr	RySmCapVal	RyStrDolStr	RyTech	RyTele
Investment activity:
Reinvested dividends	$30,945	16,506	—	—	652	—	—	421

Net investment income (loss)	30,945	16,506	—	—	652	—	—	421

Proceeds from mutual fund shares sold	27,166,211	5,498,520	1,253,008	2,690,822	2,605,611	1,749,451	2,755,312	2,245,878
Cost of mutual fund shares sold	(27,786,905)	(5,809,518)	(1,225,981)	(2,723,412)	(2,698,539)	(1,753,734)	(2,748,272)	(2,226,441)

Realized gain (loss) on investments	(620,694)	(310,998)	27,027	(32,590)	(92,928)	(4,283)	7,040	19,437
Change in unrealized gain (loss) on investments	(102,712)	(34,948)	(17,089)	5,616	4,005	(422)	1,464	(340)

Net gain (loss) on investments	(723,406)	(345,946)	9,938	(26,974)	(88,923)	(4,705)	8,504	19,097

Reinvested capital gains	103,867	176,525	65,277	8,699	46,732	—	—	—

Net increase (decrease) in contract owners’equity resulting from operations	$(588,594)	(152,915)	75,215	(18,275)	(41,539)	(4,705)	8,504	19,518

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	RyTrans	RyUtil	RyWeakDol
Investment activity:
Reinvested dividends	$—	5,129	72,048

Net investment income (loss)	—	5,129	72,048

Proceeds from mutual fund shares sold	1,376,324	14,186,924	1,904,936
Cost of mutual fund shares sold	(1,425,552)	(14,169,786)	(1,856,490)

Realized gain (loss) on investments	(49,228)	17,138	48,446
Change in unrealized gain (loss) on investments	3,460	(318)	(61,112)

Net gain (loss) on investments	(45,768)	16,820	(12,666)

Reinvested capital gains	33,496	34,603	—

Net increase (decrease) in contract owners’equity resulting from operations	$(12,272)	56,552	59,382

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		ACVPIncGr2		ACVPIncGr3		ACVPUltra2
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$1,407,100	1,158,198	184	170	2,843	1,037	—	—
Realized gain (loss) on investments	48,608	1,452,387	111	503	17,466	697	3,654	314
Change in unrealized gain (loss) on investments	(849,261)	(134,263)	(326)	1,142	(19,484)	11,288	3,619	(2,395)
Reinvested capital gains	1,582,571	915,129	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	2,189,018	3,391,451	(31)	1,815	825	13,022	7,273	(2,081)

Equity transactions:
Purchase payments received from contract owners (note 6)	11,455,676	21,828,817	—	—	25,029	11,232	33	—
Transfers between funds	—	—	—	(6,916)	63,772	68,956	(40,272)	(6,881)
Surrenders (note 6)	(1,591,879)	(842,330)	—	—	(2,528)	(443)	(176)	(377)
Net policy repayments (loans) (note 5)	(369,756)	(4,896,363)	—	—	(534)	(7,285)	—	—
Deductions for surrender charges (note 2d)	(264,389)	(165,947)	—	(80)	—	(253)	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,083,365)	(2,680,057)	(462)	(648)	(10,356)	(4,138)	(676)	(1,418)
Asset charges (note 3)	(187,511)	(145,802)	(48)	(55)	(890)	(329)	(132)	(217)
Adjustments to maintain reserves	(1,246)	(4,186)	7	18	3	2	(7)	13

Net equity transactions	5,957,530	13,094,132	(503)	(7,681)	74,496	67,742	(41,230)	(8,880)

Net change in contract owners’ equity	8,146,548	16,485,583	(534)	(5,866)	75,321	80,764	(33,957)	(10,961)
Contract owners’ equity beginning of period	49,923,397	33,437,814	11,422	17,288	141,878	61,114	57,157	68,118

Contract owners’ equity end of period	$58,069,945	49,923,397	10,888	11,422	217,199	141,878	23,200	57,157

CHANGES IN UNITS:
Beginning units	4,146,164	2,989,670	750	1,326	11,246	5,672	4,954	5,704

Units purchased	2,291,017	3,083,765	—	—	6,984	6,701	—	—
Units redeemed	(1,936,983)	(1,927,271)	(32)	(576)	(1,002)	(1,127)	(3,290)	(750)

Ending units	4,500,208	4,146,164	718	750	17,228	11,246	1,664	4,954

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPUltra3		ACVPVal2		ACVPVal3		FidVIPEIS2
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$—	—	1,004	788	5,951	2,293	1,218	3,769
Realized gain (loss) on investments	393	(563)	812	(310)	646	(2,503)	11,243	1,900
Change in unrealized gain (loss) on investments	16,140	(770)	(9,136)	5,127	(73,736)	21,365	(12,669)	1,901
Reinvested capital gains	—	—	5,740	5,590	30,861	14,463	6,115	15,450

Net increase (decrease) in contract owners’ equity resulting from operations	16,533	(1,333)	(1,580)	11,195	(36,278)	35,618	5,907	23,020

Equity transactions:
Purchase payments received from contract owners (note 6)	16,039	13,814	38	—	80,573	37,732	39	1,961
Transfers between funds	2,714	32,039	(17,722)	—	129,620	149,284	(56,251)	(11,345)
Surrenders (note 6)	(403)	(302)	(1,927)	(139)	(10,771)	(1,483)	(235)	(449)
Net policy repayments (loans) (note 5)	56	(42)	(3,802)	—	2,139	(145)	(5,513)	—
Deductions for surrender charges (note 2d)	(7)	—	(91)	—	(2,488)	—	(43)	(56)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,569)	(4,352)	(2,280)	(3,368)	(28,142)	(14,750)	(3,839)	(7,970)
Asset charges (note 3)	(436)	(270)	(258)	(298)	(2,027)	(880)	(435)	(631)
Adjustments to maintain reserves	15	(3)	8	(2)	9	—	16	3

Net equity transactions	11,409	40,884	(26,034)	(3,807)	168,913	169,758	(66,261)	(18,487)

Net change in contract owners’ equity	27,942	39,551	(27,614)	7,388	132,635	205,376	(60,354)	4,533
Contract owners’ equity beginning of period	69,281	29,730	70,419	63,031	361,338	155,962	131,193	126,660

Contract owners’ equity end of period	$97,223	69,281	42,805	70,419	493,973	361,338	70,839	131,193

CHANGES IN UNITS:
Beginning units	6,486	2,692	4,474	4,744	28,188	14,436	8,350	9,668

Units purchased	1,682	4,268	1	—	17,466	15,225	4	874
Units redeemed	(648)	(474)	(1,603)	(270)	(5,032)	(1,473)	(3,902)	(2,192)

Ending units	7,520	6,486	2,872	4,474	40,622	28,188	4,452	8,350

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEIS2R		FidVIPGrS2		FidVIPGrS2R		FidVIPConS2
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$5,427	5,256	120	48	1,114	144	690	1,569
Realized gain (loss) on investments	7,533	1,363	3,966	2,349	39,765	2,997	20,693	13,315
Change in unrealized gain (loss) on investments	(41,267)	1,090	1,217	(282)	22,956	1,161	(24,398)	(7,924)
Reinvested capital gains	28,097	22,131	12	—	530	—	23,705	12,494

Net increase (decrease) in contract owners’ equity resulting from operations	(210)	29,840	5,315	2,115	64,365	4,302	20,690	19,454

Equity transactions:
Purchase payments received from contract owners (note 6)	71,087	34,274	9	—	24,272	10,001	36	—
Transfers between funds	37,361	94,811	(13,252)	(6,060)	506,726	14,265	(73,538)	(36,344)
Surrenders (note 6)	(1,193)	(672)	(2,186)	(113)	(6,479)	(928)	(2,410)	(646)
Net policy repayments (loans) (note 5)	174	(7,546)	—	—	(722)	(7,434)	(231)	—
Deductions for surrender charges (note 2d)	(154)	(102)	(109)	(524)	(231)	—	(118)	(30)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,925)	(12,069)	(1,411)	(2,199)	(20,419)	(5,387)	(3,836)	(10,615)
Asset charges (note 3)	(1,429)	(739)	(117)	(150)	(1,218)	(297)	(505)	(769)
Adjustments to maintain reserves	—	(5)	(35)	(120)	(1)	2	15	(5)

Net equity transactions	84,921	107,952	(17,101)	(9,166)	501,928	10,222	(80,587)	(48,409)

Net change in contract owners’ equity	84,711	137,792	(11,786)	(7,051)	566,293	14,524	(59,897)	(28,955)
Contract owners’ equity beginning of period	246,025	108,233	29,007	36,058	70,585	56,061	151,466	180,421

Contract owners’ equity end of period	$330,736	246,025	17,221	29,007	636,878	70,585	91,569	151,466

CHANGES IN UNITS:
Beginning units	18,672	9,848	2,334	3,092	5,890	4,986	9,232	12,254

Units purchased	8,637	10,980	—	—	38,113	2,131	5	—
Units redeemed	(2,523)	(2,156)	(1,240)	(758)	(2,043)	(1,227)	(4,479)	(3,022)

Ending units	24,786	18,672	1,094	2,334	41,960	5,890	4,758	9,232

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPConS2R		NVITFHiInc3		NVITGvtBd		NVITGvtBd3
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$11,297	4,838	7,994	2,596	1,397	1,631	13,202	5,602
Realized gain (loss) on investments	35,901	12,129	(2,001)	84	(59)	(769)	2,728	(719)
Change in unrealized gain (loss) on investments	(272,587)	(11,457)	(4,253)	753	840	(268)	11,616	(118)
Reinvested capital gains	380,352	50,725	—	—	—	374	—	792

Net increase (decrease) in contract owners’ equity resulting from operations	154,963	56,235	1,740	3,433	2,178	968	27,546	5,557

Equity transactions:
Purchase payments received from contract owners (note 6)	160,781	69,193	2,160	490	—	237	23,374	36,486
Transfers between funds	697,047	406,716	87,481	52,164	(1)	(14,815)	235,016	88,461
Surrenders (note 6)	(19,732)	(1,581)	(7,909)	(318)	—	—	(6,029)	(371)
Net policy repayments (loans) (note 5)	(3,029)	(15,281)	(10)	743	(870)	—	9,999	314
Deductions for surrender charges (note 2d)	(5,744)	(246)	(1,453)	—	—	(49)	(2,253)	(95)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(67,385)	(32,122)	(5,502)	(815)	(1,686)	(3,011)	(11,312)	(6,068)
Asset charges (note 3)	(4,410)	(1,785)	(539)	(102)	(169)	(239)	(1,199)	(504)
Adjustments to maintain reserves	(3)	11	6	15	16	(10)	—	(4)

Net equity transactions	757,525	424,905	74,234	52,177	(2,710)	(17,887)	247,596	118,219

Net change in contract owners’ equity	912,488	481,140	75,974	55,610	(532)	(16,919)	275,142	123,776
Contract owners’ equity beginning of period	684,250	203,110	55,610	—	32,317	49,236	178,969	55,193

Contract owners’ equity end of period	$1,596,738	684,250	131,584	55,610	31,785	32,317	454,111	178,969

CHANGES IN UNITS:
Beginning units	51,338	16,980	5,192	—	2,848	4,484	17,056	5,436

Units purchased	58,174	38,417	8,083	5,297	4	429	25,077	12,295
Units redeemed	(7,378)	(4,059)	(1,367)	(105)	(238)	(2,065)	(1,745)	(675)

Ending units	102,134	51,338	11,908	5,192	2,614	2,848	40,388	17,056

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDAgg2		NVITIDAgg6		NVITIDCon6		NVITIDMod2
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$134	131	21,626	6,314	3,877	1,419	590	1,028
Realized gain (loss) on investments	91	60	7,533	(16,557)	293	(800)	2,500	1,455
Change in unrealized gain (loss)on investments	(39)	751	(96,411)	10,645	(1,780)	1,610	(1,440)	1,816
Reinvested capital gains	222	95	8,801	8,160	2,324	477	292	501

Net increase (decrease) in contract owners’ equity resulting from operations	408	1,037	(58,451)	8,562	4,714	2,706	1,942	4,800

Equity transactions:
Purchase payments received from contract owners (note 6)	—	—	94,268	36,058	6,129	3,049	—	—
Transfers between funds	—	—	2,581,167	101,096	91,507	(25,006)	(1,315)	(33,920)
Surrenders (note 6)	—	—	(106)	(97)	(5,634)	(820)	(11,881)	—
Net policy repayments (loans) (note 5)	—	—	(156)	3,557	(85)	(137)	—	—
Deductions for surrender charges (note 2d)	—	—	—	—	(1,655)	—	(2,631)	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(490)	(674)	(42,753)	(14,125)	(6,844)	(3,268)	(2,681)	(8,623)
Asset charges (note 3)	(42)	(40)	(1,879)	(852)	(398)	(233)	(137)	(277)
Adjustments to maintain reserves	(6)	17	6	(16)	(5)	7	(9)	19

Net equity transactions	(538)	(697)	2,630,547	125,621	83,015	(26,408)	(18,654)	(42,801)

Net change in contract owners’ equity	(130)	340	2,572,096	134,183	87,729	(23,702)	(16,712)	(38,001)
Contract owners’ equity beginning of period	6,897	6,557	153,897	19,714	27,947	51,649	34,830	72,831

Contract owners’ equity end of period	$6,767	6,897	2,725,993	153,897	115,676	27,947	18,118	34,830

CHANGES IN UNITS:
Beginning units	486	540	11,738	1,758	2,544	4,990	2,734	6,366

Units purchased	—	—	187,752	51,877	8,766	389	—	—
Units redeemed	(36)	(54)	(3,280)	(41,897)	(1,322)	(2,835)	(1,388)	(3,632)

Ending units	450	486	196,210	11,738	9,988	2,544	1,346	2,734

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDMod6		NVITIDModAg2		NVITIDModAg6		NVITIDModCon2
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$13,441	7,073	1,157	1,792	20,032	5,095	81	69
Realized gain (loss) on investments	4,493	3,621	6,118	1,207	13,225	3,058	3	1
Change in unrealized gain (loss) on investments	(4,918)	13,291	(4,342)	7,516	(12,688)	15,253	(3)	99
Reinvested capital gains	7,501	2,707	986	1,034	15,468	2,034	69	33

Net increase (decrease) in contract owners’ equity resulting from operations	20,517	26,692	3,919	11,549	36,037	25,440	150	202

Equity transactions:
Purchase payments received from contract owners (note 6)	69,384	93,209	—	—	160,721	83,868	—	—
Transfers between funds	189,290	95,910	—	(2,695)	715,339	131,020	—	—
Surrenders (note 6)	(2,265)	(468)	(9,384)	(2,216)	(2,548)	(7,418)	—	—
Net policy repayments (loans) (note 5)	—	—	(22,162)	(1,515)	(13,061)	(1,428)	—	—
Deductions for surrender charges (note 2d)	(377)	(133)	(1,552)	(948)	(834)	(7,231)	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,944)	(39,888)	(3,412)	(6,404)	(72,740)	(27,125)	(40)	(54)
Asset charges (note 3)	(2,095)	(1,266)	(293)	(444)	(3,011)	(924)	(10)	(11)
Adjustments to maintain reserves	(3)	(14)	8	(6)	(17)	20	1	21

Net equity transactions	213,990	147,350	(36,795)	(14,228)	783,849	170,782	(49)	(44)

Net change in contract owners’ equity	234,507	174,042	(32,876)	(2,679)	819,886	196,222	101	158
Contract owners’ equity beginning of period	335,098	161,056	83,512	86,191	320,529	124,307	2,608	2,450

Contract owners’ equity end of period	$569,605	335,098	50,636	83,512	1,140,415	320,529	2,709	2,608

CHANGES IN UNITS:
Beginning units	27,930	14,960	6,138	7,256	25,380	11,276	216	220

Units purchased	20,555	17,232	4	—	67,031	18,395	—	—
Units redeemed	(3,571)	(4,262)	(2,636)	(1,118)	(7,349)	(4,291)	(4)	(4)

Ending units	44,914	27,930	3,506	6,138	85,062	25,380	212	216

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModCon6		NVITMdCpGr		NVITMdCpGr3		NVITMyMkt2
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$4,345	1,389	—	—	—	—	900,619	758,893
Realized gain (loss) on investments	847	857	93	229	31	320	—	—
Change in unrealized gain (loss) on investments	3,769	1,104	278	205	1,674	1,431	—	—
Reinvested capital gains	629	807	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	9,590	4,157	371	434	1,705	1,751	900,619	758,893

Equity transactions:
Purchase payments received from contract owners (note 6)	7,676	7,854	—	—	4,326	4,371	7,839,214	19,420,036
Transfers between funds	221,481	(34,335)	—	—	3,855	(5,343)	(8,234,941)	(7,222,375)
Surrenders (note 6)	(6,331)	(837)	—	—	—	—	(1,067,913)	(496,640)
Net policy repayments (loans) (note 5)	(676)	—	—	—	—	—	70,080	(4,446,117)
Deductions for surrender charges (note 2d)	(383)	—	—	(659)	—	(53)	(181,484)	(106,274)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(22,258)	(5,664)	(291)	(363)	(762)	(727)	(1,128,678)	(1,178,263)
Asset charges (note 3)	(476)	(268)	(26)	(25)	(99)	(75)	(70,790)	(63,505)
Adjustments to maintain reserves	3	(6)	(1)	(9)	11	(18)	1,504	(1,020)

Net equity transactions	199,036	(33,256)	(318)	(1,056)	7,331	(1,845)	(2,773,008)	5,905,842

Net change in contract owners’ equity	208,626	(29,099)	53	(622)	9,036	(94)	(1,872,389)	6,664,735
Contract owners’ equity beginning of period	31,033	60,132	4,187	4,809	18,957	19,051	23,747,306	17,082,571

Contract owners’ equity end of period	$239,659	31,033	4,240	4,187	27,993	18,957	21,874,917	23,747,306

CHANGES IN UNITS:
Beginning units	2,712	5,696	282	356	1,470	1,624	2,220,642	1,663,006

Units purchased	19,577	757	—	—	587	354	755,727	1,925,089
Units redeemed	(2,497)	(3,741)	(20)	(74)	(65)	(508)	(1,014,265)	(1,367,453)

Ending units	19,792	2,712	262	282	1,992	1,470	1,962,104	2,220,642

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmCapGr2		NVITSmCapGr3		NVITSmCapVal2		NVITSmCapVal3
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$—	—	—	—	39	14	362	100
Realized gain (loss) on investments	41	41	33	10	3	(162)	(1,184)	(198)
Change in unrealized gain (loss) on investments	205	39	520	24	(845)	1,116	(5,268)	1,776
Reinvested capital gains	—	—	—	—	528	452	3,554	1,960

Net increase (decrease) in contract owners’ equity resulting from operations	246	80	553	34	(275)	1,420	(2,536)	3,638

Equity transactions:
Purchase payments received from contract owners (note 6)	—	—	2,087	770	—	—	3,573	4,590
Transfers between funds	—	—	7,848	—	—	(11,469)	(5,408)	10,799
Surrenders (note 6)	—	—	—	—	—	—	(301)	(275)
Net policy repayments (loans) (note 5)	—	—	—	—	—	—	(12)	(4,998)
Deductions for surrender charges (note 2d)	—	(30)	—	(52)	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(158)	(195)	(207)	(69)	(269)	(616)	(1,420)	(1,097)
Asset charges (note 3)	(16)	(16)	(38)	(5)	(24)	(49)	(137)	(89)
Adjustments to maintain reserves	9	11	(13)	10	(1)	6	3	11

Net equity transactions	(165)	(230)	9,677	654	(294)	(12,128)	(3,702)	8,941

Net change in contract owners’ equity	81	(150)	10,230	688	(569)	(10,708)	(6,238)	12,579
Contract owners’ equity beginning of period	2,639	2,789	1,265	577	4,136	14,844	29,773	17,194

Contract owners’ equity end of period	$2,720	2,639	11,495	1,265	3,567	4,136	23,535	29,773

CHANGES IN UNITS:
Beginning units	204	222	102	48	256	1,076	2,216	1,502

Units purchased	—	—	761	64	—	—	281	1,246
Units redeemed	(12)	(18)	(19)	(10)	(18)	(820)	(615)	(532)

Ending units	192	204	844	102	238	256	1,882	2,216

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmComp2		NVITSmComp3		NVITNWFund2		NVITNWFund3
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$—	15	17	91	114	127	816	299
Realized gain (loss) on investments	56	173	4,329	(133)	348	222	9,927	(143)
Change in unrealized gain (loss) on investments	(3,361)	2,224	(5,144)	4,117	(54)	1,384	(1,374)	877
Reinvested capital gains	3,842	588	10,018	399	656	—	2,077	—

Net increase (decrease) in contract owners’ equity resulting from operations	537	3,000	9,220	4,474	1,064	1,733	11,446	1,033

Equity transactions:
Purchase payments received from contract owners (note 6)	—	—	26,008	6,541	—	—	11,188	13,339
Transfers between funds	—	—	(28,832)	42,880	—	—	(19,150)	3,507
Surrenders (note 6)	—	—	(1,867)	(2)	—	—	(1,836)	(392)
Net policy repayments (loans) (note 5)	(68)	(4,223)	(185)	(1,836)	(152)	—	1,092	—
Deductions for surrender charges (note 2d)	—	—	—	—	—	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(433)	(572)	(6,121)	(1,846)	(1,543)	(2,079)	(5,860)	(5,409)
Asset charges (note 3)	(103)	(114)	(372)	(127)	(80)	(79)	(304)	(153)
Adjustments to maintain reserves	22	(21)	5	9	7	(14)	9	(11)

Net equity transactions	(582)	(4,930)	(11,364)	45,619	(1,768)	(2,172)	(14,861)	10,881

Net change in contract owners’ equity	(45)	(1,930)	(2,144)	50,093	(704)	(439)	(3,415)	11,914
Contract owners’ equity beginning of period	27,415	29,345	64,500	14,407	13,906	14,345	29,228	17,314

Contract owners’ equity end of period	$27,370	27,415	62,356	64,500	13,202	13,906	25,813	29,228

CHANGES IN UNITS:
Beginning units	1,682	2,012	4,922	1,232	966	1,130	2,316	1,560

Units purchased	4	—	2,062	4,012	2	—	1,015	1,237
Units redeemed	(38)	(330)	(2,324)	(322)	(118)	(164)	(1,441)	(481)

Ending units	1,648	1,682	4,660	4,922	850	966	1,890	2,316

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyAbsRtStr		RyBank		RyBasicM		RyBioTech
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$9,987	3,945	700	1,914	799	3,861	—	—
Realized gain (loss) on investments	20,928	2,810	(6,819)	2,759	130,699	36,482	(18,061)	6,217
Change in unrealized gain (loss) on investments	(13,027)	2,098	(799)	1,092	(30,129)	727	(2,770)	(580)
Reinvested capital gains	2,578	5,014	—	—	43,625	5,592	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	20,466	13,867	(6,918)	5,765	144,994	46,662	(20,831)	5,637

Equity transactions:
Purchase payments received from contract owners (note 6)	66,462	1,001	7,211	5,628	43,356	30,772	25,355	11,992
Transfers between funds	(119,051)	353,015	(286,784)	284,634	271,336	201,626	107,924	(190,483)
Surrenders (note 6)	(16,814)	(36)	(33)	(2,191)	(5,703)	(425)	(208)	(458)
Net policy repayments (loans) (note 5)	(1,431)	(9,579)	(607)	(2,487)	(20,341)	(4,603)	(293)	(8,197)
Deductions for surrender charges (note 2d)	(1,946)	—	(1,097)	(211)	(1,839)	(186)	(100)	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,972)	(7,018)	(3,163)	(5,843)	(35,575)	(20,896)	(8,091)	(12,404)
Asset charges (note 3)	(1,560)	(503)	(140)	(297)	(2,261)	(1,003)	(563)	(696)
Adjustments to maintain reserves	(5)	11	—	(7)	9	25	18	(1)

Net equity transactions	(98,317)	336,891	(284,613)	279,226	248,982	205,310	124,042	(200,247)

Net change in contract owners’ equity	(77,851)	350,758	(291,531)	284,991	393,976	251,972	103,211	(194,610)
Contract owners’ equity beginning of period	350,758	—	317,471	32,480	312,309	60,337	72,729	267,339

Contract owners’ equity end of period	$272,907	350,758	25,940	317,471	706,285	312,309	175,940	72,729

CHANGES IN UNITS:
Beginning units	34,066	—	22,686	2,582	17,404	4,112	6,516	23,156

Units purchased	8,940	35,768	1,421	20,949	16,490	14,952	9,449	3,729
Units redeemed	(17,480)	(1,702)	(21,565)	(845)	(4,514)	(1,660)	(867)	(20,369)

Ending units	25,526	34,066	2,542	22,686	29,380	17,404	15,098	6,516

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyCommStr		RyConsProd		RyDow2x		RyElec
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$—	—	6,716	2,802	8,031	2,622	—	—
Realized gain (loss) on investments	35,419	(41,140)	(1,099)	37,566	77,332	70,741	(2,525)	(37,196)
Change in unrealized gain (loss) on investments	8,763	(2,505)	(11,826)	(643)	(136,173)	(6,477)	134	21
Reinvested capital gains	—	—	28,928	3,341	85,602	54,039	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	44,182	(43,645)	22,719	43,066	34,792	120,925	(2,391)	(37,175)

Equity transactions:
Purchase payments received from contract owners (note 6)	7,386	86	18,345	10,327	27,345	15,345	(508)	32,713
Transfers between funds	247,031	105,320	(50,237)	286,129	205,121	(77,614)	13,580	7,552
Surrenders (note 6)	(167)	—	—	(4,247)	(9,345)	(2,220)	(85)	(12,757)
Net policy repayments (loans) (note 5)	(6,747)	(385)	(33,401)	(2,840)	(4,882)	(4,868)	(3,997)	(6,094)
Deductions for surrender charges (note 2d)	—	—	(64)	(279)	(2,160)	—	—	(721)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,865)	(2,378)	(10,296)	(11,618)	(41,134)	(25,695)	(1,571)	(11,227)
Asset charges (note 3)	(637)	(161)	(830)	(815)	(2,626)	(1,584)	(121)	(717)
Adjustments to maintain reserves	191	5	71	27	6	(16)	(2)	9

Net equity transactions	236,192	102,487	(76,412)	276,684	172,325	(96,652)	7,296	8,758

Net change in contract owners’ equity	280,374	58,842	(53,693)	319,750	207,117	24,273	4,905	(28,417)
Contract owners’ equity beginning of period	58,842	—	336,194	16,444	582,348	558,075	30,906	59,323

Contract owners’ equity end of period	$339,216	58,842	282,501	336,194	789,465	582,348	35,811	30,906

CHANGES IN UNITS:
Beginning units	7,690	—	23,366	1,342	42,684	53,398	3,472	6,830

Units purchased	28,390	8,015	1,327	23,505	14,874	7,156	2,640	5,668
Units redeemed	(2,244)	(325)	(7,017)	(1,481)	(4,054)	(17,870)	(1,986)	(9,026)

Ending units	33,836	7,690	17,676	23,366	53,504	42,684	4,126	3,472

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyEnergy		RyEnSvc		RyEuroStr		RyFinSvc
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$—	—	—	—	26,705	14,740	1,748	1,587
Realized gain (loss) on investments	61,668	(42,796)	169,233	(78,118)	(102,999)	58,621	(25,214)	10,747
Change in unrealized gain (loss) on investments	14,620	(53,190)	(12,172)	71	(24,711)	3,424	2,199	(1,748)
Reinvested capital gains	89,312	92,420	47,552	33,485	108,264	23,987	9,630	5,659

Net increase (decrease) in contract owners’ equity resulting from operations	165,600	(3,566)	204,613	(44,562)	7,259	100,772	(11,637)	16,245

Equity transactions:
Purchase payments received from contract owners (note 6)	67,184	44,104	28,058	32,815	114,558	57,407	23,877	7,325
Transfers between funds	592,830	28,959	726,248	(63,299)	219,348	689,347	(57,233)	91,790
Surrenders (note 6)	(13,870)	(8,313)	(13,534)	(6,298)	(7,205)	(4,980)	(569)	(2,126)
Net policy repayments (loans) (note 5)	(1,569)	(2,692)	(11,898)	(7,976)	779	(2,764)	(1,719)	(14)
Deductions for surrender charges (note 2d)	(4,876)	(388)	(2,200)	(375)	(699)	(1,986)	(19)	(448)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(47,219)	(32,963)	(50,760)	(29,324)	(82,336)	(36,666)	(9,176)	(7,983)
Asset charges (note 3)	(2,589)	(1,931)	(3,130)	(1,914)	(4,479)	(1,861)	(482)	(455)
Adjustments to maintain reserves	(15)	37	36	30	32	(6)	19	(11)

Net equity transactions	589,876	26,813	672,820	(76,341)	239,998	698,491	(45,302)	88,078

Net change in contract owners’ equity	755,476	23,247	877,433	(120,903)	247,257	799,263	(56,939)	104,323
Contract owners’ equity beginning of period	313,853	290,606	196,636	317,539	974,552	175,289	153,325	49,002

Contract owners’ equity end of period	$1,069,329	313,853	1,074,069	196,636	1,221,809	974,552	96,386	153,325

CHANGES IN UNITS:
Beginning units	13,530	14,022	8,584	15,384	47,634	11,096	9,832	3,668

Units purchased	23,861	2,918	28,950	6,232	10,131	39,348	1,885	6,935
Units redeemed	(2,787)	(3,410)	(3,334)	(13,032)	(4,945)	(2,810)	(4,105)	(771)

Ending units	34,604	13,530	34,200	8,584	52,820	47,634	7,612	9,832

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyGvtLgBd		RyHealthC		RyHedgeEq		RyInternet
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$65,017	95,501	—	—	11,669	2,709	—	—
Realized gain (loss) on investments	100,085	389,780	22,186	18,488	4,085	998	(17,659)	23,581
Change in unrealized gain (loss) on investments	9,558	3,248	684	(5,769)	(14,611)	(1,620)	1,168	734
Reinvested capital gains	—	—	4,127	13,561	3,763	5,127	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	174,660	488,529	26,997	26,280	4,906	7,214	(16,491)	24,315

Equity transactions:
Purchase payments received from contract owners (note 6)	10,289	2,104	50,764	16,683	26,960	2,611	6,070	3,915
Transfers between funds	222,574	(921,146)	(222,291)	217,485	74,902	192,542	(87,711)	31,030
Surrenders (note 6)	(10,185)	(40,616)	(518)	(3,619)	(13,915)	—	(316)	(7,838)
Net policy repayments (loans) (note 5)	(16,487)	(4,500)	(14,230)	(5,381)	(5,784)	(5,839)	(4,506)	(9,535)
Deductions for surrender charges (note 2d)	(1,502)	(7,065)	(1,023)	(115)	(1,680)	—	—	(401)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,169)	(70,491)	(13,645)	(16,377)	(21,484)	(3,476)	(7,016)	(5,562)
Asset charges (note 3)	(3,322)	(5,134)	(1,011)	(935)	(1,319)	(207)	(561)	(370)
Adjustments to maintain reserves	(3,542)	(3,169)	—	(3)	(8)	7	13	9

Net equity transactions	154,656	(1,050,017)	(201,954)	207,738	57,672	185,638	(94,027)	11,248

Net change in contract owners’ equity	329,316	(561,488)	(174,957)	234,018	62,578	192,852	(110,518)	35,563
Contract owners’ equity beginning of period	131,749	693,237	386,003	151,985	192,852	—	177,410	141,847

Contract owners’ equity end of period	$461,065	131,749	211,046	386,003	255,430	192,852	66,892	177,410

CHANGES IN UNITS:
Beginning units	11,224	57,198	29,212	12,090	18,870	—	12,320	10,806

Units purchased	31,648	1,129	3,930	19,220	9,558	19,826	398	3,252
Units redeemed	(7,078)	(47,103)	(18,078)	(2,098)	(4,200)	(956)	(8,510)	(1,738)

Ending units	35,794	11,224	15,064	29,212	24,228	18,870	4,208	12,320

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyInDow2x		RyInGovLB		RyInMidCap		RyInOTC
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$1,949	1,865	23,058	29,834	4,145	938	11,725	21,628
Realized gain (loss) on investments	11,597	(51,177)	(104,792)	(66,082)	(24,950)	(29,232)	(303,277)	101,126
Change in unrealized gain (loss) on investments	45,136	(4,312)	(14,082)	10,599	1,928	(1,895)	(6,701)	833
Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	58,682	(53,624)	(95,816)	(25,649)	(18,877)	(30,189)	(298,253)	123,587

Equity transactions:
Purchase payments received from contract owners (note 6)	1,733	4,105	24,312	30,351	1,703	2,236	196,694	11,317
Transfers between funds	1,152,701	108,274	(536,368)	783,473	44,696	196,327	250,526	11,446
Surrenders (note 6)	(2,060)	(184)	(5,629)	(32,441)	(31,449)	(4,996)	(68,953)	(7,883)
Net policy repayments (loans) (note 5)	(25,448)	(6,183)	(36,971)	(6,626)	(1,643)	379	(21,933)	(9,743)
Deductions for surrender charges (note 2d)	—	—	(376)	(7,123)	(3,618)	(247)	(6,237)	(605)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,053)	(13,134)	(25,449)	(41,249)	(6,003)	(7,134)	(80,084)	(33,759)
Asset charges (note 3)	(762)	(541)	(1,509)	(2,295)	(508)	(495)	(4,695)	(1,912)
Adjustments to maintain reserves	(1)	(11)	(13)	(6)	—	4	6	(94)

Net equity transactions	1,113,110	92,326	(582,003)	724,084	3,178	186,074	265,324	(31,233)

Net change in contract owners’ equity	1,171,792	38,702	(677,819)	698,435	(15,699)	155,885	(32,929)	92,354
Contract owners’ equity beginning of period	128,064	89,362	846,975	148,540	171,801	15,916	341,205	248,851

Contract owners’ equity end of period	$1,299,856	128,064	169,156	846,975	156,102	171,801	308,276	341,205

CHANGES IN UNITS:
Beginning units	18,194	9,932	100,194	18,996	22,088	1,968	42,542	30,592

Units purchased	191,111	10,752	2,706	91,952	4,230	22,243	24,481	18,809
Units redeemed	(6,399)	(2,490)	(81,944)	(10,754)	(5,842)	(2,123)	(23,699)	(6,859)

Ending units	202,906	18,194	20,956	100,194	20,476	22,088	43,324	42,542

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyInRus2000		RyInSP500		RyJapanStr		RyLgCapGr
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$14,163	3,586	19,963	59,961	15,276	30,165	—	—
Realized gain (loss) on investments	(12,714)	(58,471)	(124,684)	(63,329)	(223,247)	43,982	(7,455)	2,299
Change in unrealized gain (loss) on investments	(1,766)	(109)	76,987	(76,169)	143,905	(187,011)	691	(2,330)
Reinvested capital gains	—	—	—	—	—	152,825	6,620	9,978

Net increase (decrease) in contract owners’ equity resulting from operations	(317)	(54,994)	(27,734)	(79,537)	(64,066)	39,961	(144)	9,947

Equity transactions:
Purchase payments received from contract owners (note 6)	15,435	5,534	249,933	258,439	283,402	302,207	45,858	33,366
Transfers between funds	75,678	226,312	(415,617)	17,559	(791,675)	104,868	(384,711)	447,552
Surrenders (note 6)	(34,887)	(9,870)	(35,302)	(34,349)	(8,016)	(272)	(942)	(6,023)
Net policy repayments (loans) (note 5)	(8,366)	(710)	(1,209)	(3,944)	(8,110)	(9,894)	5,265	(4,434)
Deductions for surrender charges (note 2d)	(4,305)	(500)	(4,407)	(6,964)	(1,177)	(183)	(185)	(1,316)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,240)	(11,139)	(61,708)	(87,035)	(56,715)	(57,049)	(40,150)	(19,282)
Asset charges (note 3)	(1,666)	(848)	(2,515)	(2,304)	(2,328)	(1,914)	(1,954)	(1,215)
Adjustments to maintain reserves	4	(2)	9	(11)	(6)	(5)	25	3

Net equity transactions	22,653	208,777	(270,816)	141,391	(584,625)	337,758	(376,794)	448,651

Net change in contract owners’ equity	22,336	153,783	(298,550)	61,854	(648,691)	377,719	(376,938)	458,598
Contract owners’ equity beginning of period	232,708	78,925	759,353	697,499	867,226	489,507	677,170	218,572

Contract owners’ equity end of period	$255,044	232,708	460,803	759,353	218,535	867,226	300,232	677,170

CHANGES IN UNITS:
Beginning units	31,834	9,506	100,746	85,596	57,286	33,996	60,544	20,598

Units purchased	10,749	25,883	34,211	32,615	20,299	28,623	8,205	43,016
Units redeemed	(9,471)	(3,555)	(74,323)	(17,465)	(61,323)	(5,333)	(43,163)	(3,070)

Ending units	33,112	31,834	60,634	100,746	16,262	57,286	25,586	60,544

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyLgCapVal		RyLeisure		RyMidCapStr		RyMidCapGr
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$2,713	1,997	—	—	8,899	2,675	—	—
Realized gain (loss) on investments	(306)	37,201	7,476	6,090	(137,130)	24,816	8,406	(12,161)
Change in unrealized gain (loss) on investments	(26,554)	(434)	(2,439)	2,539	55,128	(134,268)	(25,423)	(12,840)
Reinvested capital gains	20,096	6,389	2,426	7,301	67,248	188,902	40,169	30,089

Net increase (decrease) in contract owners’ equity resulting from operations	(4,051)	45,153	7,463	15,930	(5,855)	82,125	23,152	5,088

Equity transactions:
Purchase payments received from contract owners (note 6)	65,611	22,154	7,749	2,628	173,815	85,975	75,900	40,462
Transfers between funds	(267,609)	388,907	(254,590)	259,322	(244,536)	(140,858)	82,141	100,836
Surrenders (note 6)	(6,031)	(66,899)	(269)	(170)	(12,182)	(3,434)	(9,923)	(5,933)
Net policy repayments (loans) (note 5)	(24,643)	(6,002)	(255)	(14)	1,005	(22,421)	(6,019)	(6,116)
Deductions for surrender charges (note 2d)	(427)	(9,253)	(101)	(215)	(2,497)	(790)	(1,117)	(2,118)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30,386)	(19,642)	(6,782)	(4,378)	(57,162)	(65,899)	(34,295)	(20,597)
Asset charges (note 3)	(1,566)	(1,113)	(405)	(269)	(2,774)	(3,034)	(2,121)	(1,349)
Adjustments to maintain reserves	(9)	—	19	(10)	20	(3)	11	(4)

Net equity transactions	(265,060)	308,152	(254,634)	256,894	(144,311)	(150,464)	104,577	105,181

Net change in contract owners’ equity	(269,111)	353,305	(247,171)	272,824	(150,166)	(68,339)	127,729	110,269
Contract owners’ equity beginning of period	408,037	54,732	274,660	1,836	693,794	762,133	495,406	385,137

Contract owners’ equity end of period	$138,926	408,037	27,489	274,660	543,628	693,794	623,135	495,406

CHANGES IN UNITS:
Beginning units	29,590	4,670	16,964	140	39,476	47,902	39,714	31,840

Units purchased	5,438	33,438	477	17,162	10,561	7,558	11,021	11,014
Units redeemed	(24,382)	(8,518)	(15,699)	(338)	(20,179)	(15,984)	(4,675)	(3,140)

Ending units	10,646	29,590	1,742	16,964	29,858	39,476	46,060	39,714

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyMidCapVal		RyMCpCoreEq		RyNova		RyOTC2x
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$3,775	2,495	148	9	10,389	6,286	9,564	1,018
Realized gain (loss) on investments	3,875	11,539	(7,280)	2,373	20,552	53,293	463,466	498,086
Change in unrealized gain (loss) on investments	(6,992)	4,308	(3,473)	74	(31,219)	12,828	(4,866)	41,097
Reinvested capital gains	183	—	1,965	18	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	841	18,342	(8,640)	2,474	(278)	72,407	468,164	540,201

Equity transactions:
Purchase payments received from contract owners (note 6)	48,293	25,673	768	—	43,775	50,851	252,604	161,849
Transfers between funds	(209,750)	277,229	13,448	17,511	135,668	32,186	1,199,891	(1,159,232)
Surrenders (note 6)	(3,026)	(27)	—	—	(6,082)	(1,459)	(4,112)	(1,702)
Net policy repayments (loans) (note 5)	(21,161)	(6,556)	—	(93)	(12,183)	(48,640)	(7,555)	(14,829)
Deductions for surrender charges (note 2d)	(614)	(375)	—	—	(996)	—	(4,223)	(705)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,038)	(12,185)	(1,824)	(573)	(36,634)	(29,080)	(126,424)	(90,840)
Asset charges (note 3)	(1,286)	(632)	(148)	(51)	(2,603)	(1,797)	(6,755)	(4,570)
Adjustments to maintain reserves	11	(6)	3	14	2	6	(3)	(52)

Net equity transactions	(212,571)	283,121	12,247	16,808	120,947	2,067	1,303,423	(1,110,081)

Net change in contract owners’ equity	(211,730)	301,463	3,607	19,282	120,669	74,474	1,771,587	(569,880)
Contract owners’ equity beginning of period	335,231	33,768	19,282	—	610,011	535,537	1,263,718	1,833,598

Contract owners’ equity end of period	$123,501	335,231	22,889	19,282	730,680	610,011	3,035,305	1,263,718

CHANGES IN UNITS:
Beginning units	22,946	2,706	1,818	—	37,858	39,642	96,492	146,814

Units purchased	4,014	21,804	645	1,894	10,888	7,968	94,494	29,951
Units redeemed	(18,076)	(1,564)	(185)	(76)	(3,904)	(9,752)	(10,208)	(80,273)

Ending units	8,884	22,946	2,278	1,818	44,842	37,858	180,778	96,492

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyOTC		RyPrecMet		RyRealEst		RyRetail
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$976	—	—	—	3,593	6,944	—	—
Realized gain (loss) on investments	699,570	279,413	146,380	42,576	(12,394)	60,950	(1,742)	(894)
Change in unrealized gain (loss) on investments	(34,280)	41,909	(46,093)	32,974	(25,613)	(3,001)	642	(665)
Reinvested capital gains	—	—	—	—	17,925	13,494	980	572

Net increase (decrease) in contract owners’ equity resulting from operations	666,266	321,322	100,287	75,550	(16,489)	78,387	(120)	(987)

Equity transactions:
Purchase payments received from contract owners (note 6)	108,891	113,429	111,899	77,922	58,909	33,976	922	15,402
Transfers between funds	2,921,995	(1,546,375)	538,986	692,407	(340,201)	268,581	(17,209)	(6,901)
Surrenders (note 6)	(5,363)	(6,955)	(35,823)	(4,951)	(463)	(11,993)	(59)	(58)
Net policy repayments (loans) (note 5)	(17,564)	(15,530)	19,543	(11,924)	(4,394)	(7,497)	(8)	—
Deductions for surrender charges (note 2d)	(1,808)	(794)	(1,723)	(348)	(212)	(1,349)	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(78,326)	(64,819)	(52,869)	(37,669)	(22,410)	(19,284)	(1,420)	(3,940)
Asset charges (note 3)	(5,996)	(4,448)	(4,562)	(2,842)	(1,193)	(1,187)	(89)	(221)
Adjustments to maintain reserves	2	(8)	46	83	205	2	(4)	5

Net equity transactions	2,921,831	(1,525,500)	575,497	712,678	(309,759)	261,249	(17,867)	4,287

Net change in contract owners’ equity	3,588,097	(1,204,178)	675,784	788,228	(326,248)	339,636	(17,987)	3,300
Contract owners’ equity beginning of period	1,063,683	2,267,861	1,157,640	369,412	460,825	121,189	19,697	16,397

Contract owners’ equity end of period	$4,651,780	1,063,683	1,833,424	1,157,640	134,577	460,825	1,710	19,697

CHANGES IN UNITS:
Beginning units	85,150	192,028	74,170	28,740	22,910	7,876	1,530	1,402

Units purchased	239,444	16,454	30,364	50,062	5,214	17,411	149	1,348
Units redeemed	(8,540)	(123,332)	(6,280)	(4,632)	(19,852)	(2,377)	(1,527)	(1,220)

Ending units	316,054	85,150	98,254	74,170	8,272	22,910	152	1,530

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyRuss2000		RyDySP500		RySectRot		RySmCapGr
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$30,945	15,064	16,506	6,580	—	—	—	—
Realized gain (loss) on investments	(620,694)	12,934	(310,998)	37,370	27,027	(1,047)	(32,590)	(11,291)
Change in unrealized gain (loss) on investments	(102,712)	143,595	(34,948)	2,802	(17,089)	(18,750)	5,616	3,147
Reinvested capital gains	103,867	—	176,525	25,920	65,277	54,409	8,699	15,846

Net increase (decrease) in contract owners’ equity resulting from operations	(588,594)	171,593	(152,915)	72,672	75,215	34,612	(18,275)	7,702

Equity transactions:
Purchase payments received from contract owners (note 6)	89,483	101,312	95,005	65,806	196,374	91,564	33,530	31,119
Transfers between funds	(2,924,600)	2,235,487	1,090,051	269,189	346,183	216,373	(425,657)	253,432
Surrenders (note 6)	(13,683)	(5,686)	(5,132)	(2,288)	(10,762)	(3,279)	(3,488)	(4,880)
Net policy repayments (loans) (note 5)	(26,637)	(39,331)	20,486	(31,079)	(28,301)	(28,410)	(5,710)	(2,950)
Deductions for surrender charges (note 2d)	(2,019)	(229)	(2,333)	(90)	(1,581)	(1,005)	(328)	(1,044)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(104,259)	(162,722)	(103,814)	(41,783)	(49,927)	(43,583)	(20,292)	(17,149)
Asset charges (note 3)	(6,565)	(8,476)	(4,368)	(2,126)	(3,093)	(2,228)	(1,466)	(1,162)
Adjustments to maintain reserves	(38)	30	(12)	(8)	34	(5)	(6)	—

Net equity transactions	(2,988,318)	2,120,385	1,089,883	257,621	448,927	229,427	(423,417)	257,366

Net change in contract owners’ equity	(3,576,912)	2,291,978	936,968	330,293	524,142	264,039	(441,692)	265,068
Contract owners’ equity beginning of period	4,128,951	1,836,973	678,173	347,880	523,006	258,967	521,240	256,172

Contract owners’ equity end of period	$552,039	4,128,951	1,615,141	678,173	1,047,148	523,006	79,548	521,240

CHANGES IN UNITS:
Beginning units	230,052	123,690	38,340	24,328	35,262	19,448	39,338	20,828

Units purchased	5,539	119,367	62,210	20,194	28,256	23,113	4,042	21,238
Units redeemed	(202,611)	(13,005)	(9,796)	(6,182)	(6,000)	(7,299)	(37,370)	(2,728)

Ending units	32,980	230,052	90,754	38,340	57,518	35,262	6,010	39,338

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RySmCapVal		RyStrDolStr		RyTech		RyTele
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$652	1,758	—	103	—	—	421	2,568
Realized gain (loss) on investments	(92,928)	(21,700)	(4,283)	(4,856)	7,040	18,587	19,437	13,227
Change in unrealized gain (loss) on investments	4,005	(5,238)	(422)	(64)	1,464	1,530	(340)	367
Reinvested capital gains	46,732	18,406	—	—	—	—	—	2,514

Net increase (decrease) in contract owners’ equity resulting from operations	(41,539)	(6,774)	(4,705)	(4,817)	8,504	20,117	19,518	18,676

Equity transactions:
Purchase payments received from contract owners (note 6)	16,477	13,254	623	288	13,543	27,403	20,305	1,789
Transfers between funds	(143,203)	156,026	80,073	17,850	181,825	(56,475)	(67,837)	185,194
Surrenders (note 6)	(2,785)	(839)	(55)	(4,967)	(1,344)	(263)	(5,743)	(502)
Net policy repayments (loans) (note 5)	6,357	(3,367)	(4,859)	(14)	(7,012)	(11,899)	(9,822)	(10,016)
Deductions for surrender charges
(note 2d)	(146)	(1,020)	—	—	(500)	(44)	(1,570)	(551)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,714)	(12,093)	(3,406)	(550)	(19,171)	(10,735)	(17,380)	(8,496)
Asset charges (note 3)	(919)	(844)	(194)	(28)	(1,198)	(659)	(1,418)	(554)
Adjustments to maintain reserves	8	7	(4)	5	14	(16)	4	9

Net equity transactions	(136,925)	151,124	72,178	12,584	166,157	(52,688)	(83,461)	166,873

Net change in contract owners’ equity	(178,464)	144,350	67,473	7,767	174,661	(32,571)	(63,943)	185,549
Contract owners’ equity beginning of period	238,759	94,409	7,767	—	111,148	143,719	223,682	38,133

Contract owners’ equity end of period	$60,295	238,759	75,240	7,767	285,809	111,148	159,739	223,682

CHANGES IN UNITS:
Beginning units	16,374	7,718	788	—	9,496	13,002	14,842	3,024

Units purchased	2,313	10,252	8,666	1,323	15,066	2,574	2,174	13,236
Units redeemed	(13,495)	(1,596)	(888)	(535)	(2,440)	(6,080)	(7,312)	(1,418)

Ending units	5,192	16,374	8,566	788	22,122	9,496	9,704	14,842

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyTrans		RyUtil		RyWeakDol
	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$—	—	5,129	10,927	72,048	8,526
Realized gain (loss) on investments	(49,228)	3,669	17,138	36,107	48,446	3,401
Change in unrealized gain (loss) on investments	3,460	(4,426)	(318)	(1,454)	(61,112)	(4,673)
Reinvested capital gains	33,496	—	34,603	4,844	—	131

Net increase (decrease) in contract owners’ equity resulting from operations	(12,272)	(757)	56,552	50,424	59,382	7,385

Equity transactions:
Purchase payments received from contract owners (note 6)	22,285	30,310	40,135	21,251	8,954	2,912
Transfers between funds	(75,532)	5,865	(247,628)	312,047	295,732	214,297
Surrenders (note 6)	(425)	(751)	(13,312)	(6,129)	(66)	(38)
Net policy repayments (loans) (note 5)	(8,154)	(6,367)	(30,874)	(8,472)	(8,740)	(2,554)
Deductions for surrender charges (note 2d)	(61)	(89)	(1,016)	—	—	—
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,507)	(17,468)	(31,048)	(18,090)	(6,699)	(2,789)
Asset charges (note 3)	(368)	(978)	(1,780)	(976)	(934)	(334)
Adjustments to maintain reserves	(2)	20	30	(8)	(8)	19

Net equity transactions	(69,764)	10,542	(285,493)	299,623	288,239	211,513

Net change in contract owners’ equity	(82,036)	9,785	(228,941)	350,047	347,621	218,898
Contract owners’ equity beginning of period	139,820	130,035	486,950	136,903	218,898	—

Contract owners’ equity end of period	$57,784	139,820	258,009	486,950	566,519	218,898

CHANGES IN UNITS:
Beginning units	9,154	9,142	28,552	9,710	20,884	—

Units purchased	1,698	3,543	3,717	21,652	26,389	21,445
Units redeemed	(6,706)	(3,531)	(18,865)	(2,810)	(1,515)	(561)

Ending units	4,146	9,154	13,404	28,552	45,758	20,884

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-6 (The Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001 and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts

Only policies with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Policy owners may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Income & Growth Fund – Class II (ACVPIncGr2)

American Century VP – Income & Growth Fund – Class III (ACVPIncGr3)

American Century VP – Ultra® Fund – Class II (ACVPUltra2)

American Century VP – Ultra® Fund – Class III (ACVPUltra3)

American Century VP – Value Fund – Class II (ACVPVal2)

American Century VP – Value Fund – Class III (ACVPVal3)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 R (FidVIPEIS2R)

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)

Fidelity® VIP – Growth Portfolio – Service Class 2 R (FidVIPGrS2R)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 R (FidVIPConS2R)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Government Bond Fund – Class II (NVITGvtBd2)*

Nationwide VIT – Government Bond Fund – Class III (NVITGvtBd3)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Aggressive Fund – Class VI (NVITIDAgg6)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)*

Nationwide VIT – Investor Destinations Conservative Fund – Class VI (NVITIDCon6)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderate Fund – Class VI (NVITIDMod6)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class VI (NVITIDModAg6)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class VI (NVITIDModCon6)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Growth Fund – Class III (NVITMdCpGr3)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Money Market Fund – Class II (NVITMyMkt2)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II

(formerly Gartmore GVIT – Small Cap Growth Fund – Class II) (NVITSmCapGr2)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class III

(formerly Gartmore GVIT – Small Cap Growth Fund – Class III) (NVITSmCapGr3)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II

(formerly Gartmore GVIT – Small Cap Value Fund – Class II) (NVITSmCapVal2)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class III

(formerly Gartmore GVIT – Small Cap Value Fund – Class III) (NVITSmCapVal3)

Nationwide VIT – Multi-Manager Small Company Fund – Class II

(formerly Gartmore GVIT – Small Company Fund – Class II) (NVITSmComp2)

Nationwide VIT – Multi-Manager Small Company Fund – Class III

(formerly Gartmore GVIT – Small Company Fund – Class III) (NVITSmComp3)

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2)

Nationwide VIT – Nationwide Fund – Class III (NVITNWFund3)

Portfolios of the Rydex Variable Trust;

Rydex Variable Trust Portfolios – Absolute Return Strategies Fund (RyAbsRtStr)

Rydex Variable Trust Portfolios – Banking Fund (RyBank)

Rydex Variable Trust Portfolios – Basic Materials Fund (RyBasicM)

Rydex Variable Trust Portfolios – Biotechnology Fund (RyBioTech)

Rydex Variable Trust Portfolios – Commodities Strategy Fund

(formerly Rydex Variable Trust Portfolios – Commodities Fund) (RyCommStr)

Rydex Variable Trust Portfolios – Consumer Products Fund (RyConsProd)

Rydex Variable Trust Portfolios – Dow 2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Dynamic Dow Fund) (RyDow2x)

Rydex Variable Trust Portfolios – Electronics Fund (RyElec)

Rydex Variable Trust Portfolios – Energy Fund (RyEnergy)

Rydex Variable Trust Portfolios – Energy Services Fund (RyEnSvc)

Rydex Variable Trust Portfolios – Europe 1.25x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Europe Advantage Fund) (RyEuroStr)

Rydex Variable Trust Portfolios – Financial Services Fund (RyFinSvc)

Rydex Variable Trust Portfolios – Government Long Bond 1.2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Government Long Bond Advantage Fund) (RyGvtLgBd)

Rydex Variable Trust Portfolios – Health Care Fund (RyHealthC)

Rydex Variable Trust Portfolios – Hedged Equity Fund (RyHedgeEq)

Rydex Variable Trust Portfolios – Internet Fund (RyInternet)

Rydex Variable Trust Portfolios – Inverse Dow 2x Strategy Fund (RyInDow2x)

Rydex Variable Trust Portfolios – Inverse Government Long Bond Strategy Fund

(formerly Rydex Variable Trust Portfolios – Inverse Government Long Bond Fund) (RyInGovLB)

Rydex Variable Trust Portfolios – Inverse Mid-Cap Strategy Fund

(formerly Rydex Variable Trust Portfolios – Inverse Mid Cap Fund) (RyInMidCap)

Rydex Variable Trust Portfolios – Inverse OTC Strategy Fund (RyInOTC)

Rydex Variable Trust Portfolios – Inverse Russell 2000® Strategy Fund (RyInRus2000)

Rydex Variable Trust Portfolios – Inverse S&P 500 Strategy Fund

(formerly Rydex Variable Trust Portfolios – Inverse S&P 500 Fund) (RyInSP500)

Rydex Variable Trust Portfolios – Japan 1.25x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Japan Advantage Fund) (RyJapanStr)

Rydex Variable Trust Portfolios – Large Cap Growth Fund (RyLgCapGr)

Rydex Variable Trust Portfolios – Large Cap Value Fund (RyLgCapVal)

Rydex Variable Trust Portfolios – Leisure Fund (RyLeisure)

Rydex Variable Trust Portfolios – Mid-Cap 1.5x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Mid Cap Advantage Fund) (RyMidCapStr)

Rydex Variable Trust Portfolios – Mid Cap Growth Fund (RyMidCapGr)

Rydex Variable Trust Portfolios – Mid Cap Value Fund (RyMidCapVal)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

Rydex Variable Trust Portfolios – Multi Cap Core Equity Fund (RyMCpCoreEq)

Rydex Variable Trust Portfolios – Nova Fund (RyNova)

Rydex Variable Trust Portfolios – OTC 2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Dynamic OTC Fund) (RyOTC2x)

Rydex Variable Trust Portfolios – OTC Fund (RyOTC)

Rydex Variable Trust Portfolios – Precious Metals Fund (RyPrecMet)

Rydex Variable Trust Portfolios – Real Estate Fund (RyRealEst)

Rydex Variable Trust Portfolios – Retailing Fund (RyRetail)

Rydex Variable Trust Portfolios – Russell 2000® 1.5x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Russell 2000® Advantage Fund) (RyRuss2000)

Rydex Variable Trust Portfolios – S&P 500 2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Dynamic S&P 500 Fund) (RyDySP500)

Rydex Variable Trust Portfolios – Sector Rotation Fund (RySectRot)

Rydex Variable Trust Portfolios – Small Cap Growth Fund (RySmCapGr)

Rydex Variable Trust Portfolios – Small Cap Value Fund (RySmCapVal)

Rydex Variable Trust Portfolios – Strengthening Dollar 2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Dynamic Strengthening Dollar Fund) (RyStrDolStr)

Rydex Variable Trust Portfolios – Technology Fund (RyTech)

Rydex Variable Trust Portfolios – Telecommunications Fund (RyTele)

Rydex Variable Trust Portfolios – Transportation Fund (RyTrans)

Rydex Variable Trust Portfolios – Utilities Fund (RyUtil)

Rydex Variable Trust Portfolios – Weakening Dollar 2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Dynamic Weakening Dollar Fund) (RyWeakDol)

At December 31, 2007, contract owners were invested in all of the above funds except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the Accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Policy Charges

(a)	Deductions from Premiums

The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%).

For the periods ended December 31, 2007 and 2006, total front-end sales charge deductions were $475,885 and $686,742, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class, and net amount at risk (death benefit less total contract value). This charge is assessed monthly against each contract by liquidating units.

(c)	Administrative Charges

The Company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. These charges are assessed against each contract monthly by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first year, and declines in specified percentages each year. After the ninth year, the charge is 0%.

Surrender charges are assessed by liquidating units. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred.

(3)	Asset Charges

The Company deducts a monthly asset fee from each contract. This charge is $0.50 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.25 per $1,000 of cash value on amounts between $25,000 and $250,000 of cash value. Otherwise, the charge is $0.17 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.

(4)	Death Benefits

Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

There are three options a contract owner may choose when determining the death benefit:

1)	The death benefit will be the greater of the specified amount or minimum required death benefit;

2)	The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the minimum required death benefit;

3)	The death benefit will be the specified amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death).

For any death benefit option, the calculation of the minimum required death benefit is shown on the Policy Data Page. Not all death benefit options are available in all states. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date. The contract is charged 3.9% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2007 and 2006, total transfers into the Account from the fixed account were $1,193,323 and $567,395, respectively, and total transfers from the Account to the fixed account were $1,563,081 and $5,463,757, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for the four year period ended December 31, 2007 and the period November 30, 2003 (commencement of operations) through December 31, 2003.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Income & Growth Fund – Class II
2007	0.00%	718	$15.163917	$10,888	1.60%	-0.43%
2006	0.00%	750	15.229877	11,422	1.44%	16.81%
2005	0.00%	1,326	13.037836	17,288	34.55%	4.52%
2004	0.00%	2,714	12.474389	33,855	1.01%	12.57%

American Century VP – Income & Growth Fund – Class III
2007	0.00%	17,228	12.607351	217,199	1.48%	-0.07%
2006	0.00%	11,246	12.615826	141,878	1.36%	17.09%
2005	0.00%	5,672	10.774753	61,114	0.00%	7.75	% 05/02/05

American Century VP – Ultra® Fund – Class II
2007	0.00%	1,664	13.942182	23,200	0.00%	20.84%
2006	0.00%	4,954	11.537562	57,157	0.00%	-3.39%
2005	0.00%	5,704	11.942190	68,118	0.00%	1.97%
2004	0.00%	9,962	11.710979	116,665	0.00%	10.59%

American Century VP – Ultra® Fund – Class III
2007	0.00%	7,520	12.928640	97,223	0.00%	21.04%
2006	0.00%	6,486	10.681571	69,281	0.00%	-3.28%
2005	0.00%	2,692	11.043659	29,730	0.00%	10.44	% 05/02/05

American Century VP – Value Fund – Class II
2007	0.00%	2,872	14.904082	42,805	1.73%	-5.31%
2006	0.00%	4,474	15.739668	70,419	1.21%	18.46%
2005	0.00%	4,744	13.286571	63,031	1.04%	4.85%
2004	0.00%	9,250	12.671512	117,211	0.00%	14.17%

American Century VP – Value Fund – Class III
2007	0.00%	40,622	12.160229	493,973	1.35%	-5.14%
2006	0.00%	28,188	12.818874	361,338	1.21%	18.65%
2005	0.00%	14,436	10.803690	155,962	0.00%	8.04	% 05/02/05

Fidelity® VIP – Equity-Income Portfolio – Service Class
2004	0.00%	9,968	12.409671	123,700	0.18%	11.23%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2007	0.00%	4,452	15.911679	70,839	1.19%	1.27%
2006	0.00%	8,350	15.711721	131,193	3.01%	19.93%
2005	0.00%	9,668	13.100905	126,660	1.48%	5.57%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 R
2007	0.00%	24,786	13.343675	330,736	1.76%	1.27%
2006	0.00%	18,672	13.176169	246,025	3.37%	19.89%
2005	0.00%	9,848	10.990361	108,233	0.00%	9.90	% 05/02/05

Fidelity® VIP – Growth Portfolio – Service Class
2004	0.00%	3,356	11.053471	37,095	0.11%	3.12%

Fidelity® VIP – Growth Portfolio – Service Class 2
2007	0.00%	1,094	15.741342	17,221	0.51%	26.66%
2006	0.00%	2,334	12.428116	29,007	0.16%	6.57%
2005	0.00%	3,092	11.661647	36,058	0.25%	5.50%

Fidelity® VIP – Growth Portfolio – Service Class 2 R
2007	0.00%	41,960	15.178221	636,878	0.40%	26.66%
2006	0.00%	5,890	11.983852	70,585	0.21%	6.58%
2005	0.00%	4,986	11.243640	56,061	0.00%	12.44	% 05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP II – Contrafund ® Portfolio – Service Class
2004	0.00%	17,268	$12.622344	$217,963	0.04%	15.16%

Fidelity® VIP II – Contrafund ® Portfolio – Service Class 2
2007	0.00%	4,758	19.245347	91,569	0.57%	17.30%
2006	0.00%	9,232	16.406598	151,466	0.90%	11.43%
2005	0.00%	12,254	14.723477	180,421	0.14%	16.65%

Fidelity® VIP II – Contrafund ® Portfolio – Service Class 2 R
2007	0.00%	102,134	15.633758	1,596,738	1.01%	17.30%
2006	0.00%	51,338	13.328329	684,250	1.17%	11.43%
2005	0.00%	16,980	11.961699	203,110	0.00%	19.62	% 05/02/05

Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.00%	11,908	11.050073	131,584	5.31%	3.17%
2006	0.00%	5,192	10.710781	55,610	5.76%	7.11	% 05/01/06

Nationwide VIT – Government Bond Fund – Class I
2007	0.00%	2,614	12.159545	31,785	4.42%	7.16%
2006	0.00%	2,848	11.347304	32,317	4.06%	3.34%
2005	0.00%	4,484	10.980441	49,236	1.46%	3.26%
2004	0.00%	4,364	10.633428	46,404	4.89%	3.26%

Nationwide VIT – Government Bond Fund – Class III
2007	0.00%	40,388	11.243704	454,111	4.65%	7.15%
2006	0.00%	17,056	10.493015	178,969	4.84%	3.35%
2005	0.00%	5,436	10.153318	55,193	3.43%	1.53	% 05/02/05

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.00%	450	15.037103	6,767	1.92%	5.96%
2006	0.00%	486	14.191530	6,897	1.97%	16.87%
2005	0.00%	540	12.143224	6,557	1.85%	7.93%
2004	0.00%	366	11.250923	4,118	2.95%	12.51	% 05/03/04

Nationwide VIT – Investor Destinations Aggressive Fund – Class VI
2007	0.00%	196,210	13.893242	2,725,993	4.87%	5.97%
2006	0.00%	11,738	13.110997	153,897	3.10%	16.92%
2005	0.00%	1,758	11.213798	19,714	2.78%	12.14	% 05/02/05

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2004	0.00%	232	10.429263	2,420	4.23%	4.29	% 05/03/04

Nationwide VIT – Investor Destinations Conservative Fund – Class VI
2007	0.00%	9,988	11.581503	115,676	4.29%	5.43%
2006	0.00%	2,544	10.985285	27,947	2.88%	6.13%
2005	0.00%	4,990	10.350568	51,649	1.90%	3.51	% 05/02/05

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.00%	1,346	13.460367	18,118	2.30%	5.66%
2006	0.00%	2,734	12.739401	34,830	2.04%	11.35%
2005	0.00%	6,366	11.440576	72,831	2.62%	5.34%
2004	0.00%	468	10.860228	5,083	1.54%	8.60	% 05/03/04

Nationwide VIT – Investor Destinations Moderate Fund – Class VI
2007	0.00%	44,914	12.682135	569,605	3.04%	5.70%
2006	0.00%	27,930	11.997767	335,098	2.71%	11.44%
2005	0.00%	14,960	10.765754	161,056	2.34%	7.66	% 05/02/05

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.00%	3,506	14.442614	50,636	2.07%	6.15%
2006	0.00%	6,138	13.605809	83,512	2.13%	14.54%
2005	0.00%	7,256	11.878625	86,191	2.29%	7.07%
2004	0.00%	2,082	11.094081	23,098	0.82%	10.94	% 05/03/04

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class VI
2007	0.00%	85,062	13.406873	1,140,415	3.02%	6.16%
2006	0.00%	25,380	12.629205	320,529	2.85%	14.56%
2005	0.00%	11,276	11.024077	124,307	2.21%	10.24	% 05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.00%	212	$12.780655	$2,709	3.05%	5.86%
2006	0.00%	216	12.073257	2,608	2.74%	8.42%
2005	0.00%	220	11.135379	2,450	2.11%	4.49%
2004	0.00%	232	10.657326	2,472	4.19%	6.57	% 05/03/04

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class VI
2007	0.00%	19,792	12.108905	239,659	3.59%	5.82%
2006	0.00%	2,712	11.442941	31,033	2.56%	8.39%
2005	0.00%	5,696	10.556801	60,132	1.93%	5.57	% 05/02/05

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.00%	262	16.184105	4,240	0.00%	9.01%
2006	0.00%	282	14.845789	4,187	0.00%	9.91%
2005	0.00%	356	13.507474	4,809	0.00%	9.74%
2004	0.00%	496	12.308466	6,105	0.00%	15.34%

Nationwide VIT – Mid Cap Growth Fund – Class III
2007	0.00%	1,992	14.052648	27,993	0.00%	8.97%
2006	0.00%	1,470	12.895981	18,957	0.00%	9.93%
2005	0.00%	1,624	11.730689	19,051	0.00%	17.31	% 05/02/05

Nationwide VIT – Money Market Fund – Class II
2007	0.00%	1,962,104	11.148704	21,874,917	3.81%	4.25%
2006	0.00%	2,220,642	10.693892	23,747,306	4.02%	4.11%
2005	0.00%	1,663,006	10.272104	17,082,571	2.50%	2.26%
2004	0.00%	514,102	10.044777	5,164,040	0.62%	0.41%
2003	0.00%	16,351	10.003329	163,564	0.06%	0.03	% 08/29/03

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II
2007	0.00%	192	14.165991	2,720	0.00%	9.50%
2006	0.00%	204	12.936937	2,639	0.00%	2.99%
2005	0.00%	222	12.561849	2,789	0.00%	7.73%
2004	0.00%	284	11.660011	3,311	0.00%	13.17%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class III
2007	0.00%	844	13.619779	11,495	0.00%	9.81%
2006	0.00%	102	12.403041	1,265	0.00%	3.23%
2005	0.00%	48	12.015208	577	0.00%	20.15	% 05/02/05

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2004	0.00%	1,850	13.422532	24,832	0.00%	17.00%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II
2007	0.00%	238	14.986718	3,567	0.97%	-7.23%
2006	0.00%	256	16.154401	4,136	0.15%	17.10%
2005	0.00%	1,076	13.795785	14,844	0.00%	2.78%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class III
2007	0.00%	1,882	12.505138	23,535	1.15%	-6.92%
2006	0.00%	2,216	13.435365	29,773	0.47%	17.37%
2005	0.00%	1,502	11.447242	17,194	0.12%	14.47	% 05/02/05

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2004	0.00%	2,002	13.021653	26,069	0.00%	18.78%

Nationwide VIT – Multi-Manager Small Company Fund – Class II
2007	0.00%	1,648	16.607844	27,370	0.00%	1.89%
2006	0.00%	1,682	16.298982	27,415	0.05%	11.75%
2005	0.00%	2,012	14.584947	29,345	0.00%	12.01%

Nationwide VIT – Multi-Manager Small Company Fund – Class III
2007	0.00%	4,660	13.381102	62,356	0.02%	2.11%
2006	0.00%	4,922	13.104467	64,500	0.33%	12.07%
2005	0.00%	1,232	11.693622	14,407	0.00%	16.94	% 05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Nationwide Fund – Class II
2007	0.00%	850	$15.531959	$13,202	0.83%	7.89%
2006	0.00%	966	14.395658	13,906	0.92%	13.40%
2005	0.00%	1,130	12.694519	14,345	0.42%	7.04%
2004	0.00%	9,566	11.859676	113,450	24.99%	9.53%

Nationwide VIT – Nationwide Fund – Class III
2007	0.00%	1,890	13.657504	25,813	1.76%	8.22%
2006	0.00%	2,316	12.620064	29,228	1.16%	13.71%
2005	0.00%	1,560	11.098742	17,314	0.83%	10.99	% 05/02/05

Rydex Variable Trust Portfolios – Absolute Return Strategies Fund
2007	0.00%	25,526	10.691335	272,907	2.15%	3.84%
2006	0.00%	34,066	10.296439	350,758	1.53%	2.96	% 05/01/06
Rydex Variable Trust Portfolios – Banking Fund
2007	0.00%	2,542	10.204559	25,940	1.72%	-27.08%
2006	0.00%	22,686	13.994135	317,471	2.27%	11.25%
2005	0.00%	2,582	12.579511	32,480	4.89%	-2.77%
2004	0.00%	4,394	12.937277	56,846	0.29%	14.74%
Rydex Variable Trust Portfolios – Basic Materials Fund
2007	0.00%	29,380	24.039646	706,285	0.14%	33.97%
2006	0.00%	17,404	17.944662	312,309	1.41%	22.29%
2005	0.00%	4,112	14.673284	60,337	0.40%	4.04%
2004	0.00%	10,942	14.103745	154,323	0.08%	20.83%
Rydex Variable Trust Portfolios – Biotechnology Fund
2007	0.00%	15,098	11.653173	175,940	0.00%	4.40%
2006	0.00%	6,516	11.161543	72,729	0.00%	-3.32%
2005	0.00%	23,156	11.545119	267,339	0.00%	10.67%
2004	0.00%	7,664	10.432198	79,952	0.00%	1.10%
Rydex Variable Trust Portfolios – Commodities Strategy Fund
2007	0.00%	33,836	10.025298	339,216	0.00%	31.02%
2006	0.00%	7,690	7.651770	58,842	0.00%	-23.48	% 05/01/06
Rydex Variable Trust Portfolios – Consumer Products Fund
2007	0.00%	17,676	15.982190	282,501	2.69%	11.08%
2006	0.00%	23,366	14.388183	336,194	1.29%	17.42%
2005	0.00%	1,342	12.253101	16,444	0.53%	-0.40%
2004	0.00%	8,724	12.301853	107,321	0.09%	13.30%
Rydex Variable Trust Portfolios – Dow 2x Strategy Fund
2007	0.00%	53,504	14.755247	789,465	1.17%	8.15%
2006	0.00%	42,684	13.643242	582,348	0.63%	30.54%
2005	0.00%	53,398	10.451225	558,075	1.00%	-3.81%
2004	0.00%	67,110	10.864909	729,144	24.03%	8.65	% 05/03/04
Rydex Variable Trust Portfolios – Electronics Fund
2007	0.00%	4,126	8.679366	35,811	0.00%	-2.50%
2006	0.00%	3,472	8.901590	30,906	0.00%	2.49%
2005	0.00%	6,830	8.685720	59,323	0.00%	3.87%
2004	0.00%	26,786	8.361905	223,982	0.00%	-21.98%
2003	0.00%	331	10.717460	3,547	0.00%	7.17	% 09/02/03
Rydex Variable Trust Portfolios – Energy Fund
2007	0.00%	34,604	30.901881	1,069,329	0.00%	33.22%
2006	0.00%	13,530	23.196806	313,853	0.00%	11.93%
2005	0.00%	14,022	20.725001	290,606	0.02%	38.54%
2004	0.00%	9,006	14.959597	134,726	0.01%	32.27%
Rydex Variable Trust Portfolios – Energy Services Fund
2007	0.00%	34,200	31.405533	1,074,069	0.00%	37.10%
2006	0.00%	8,584	22.907246	196,636	0.00%	10.98%
2005	0.00%	15,384	20.640855	317,539	0.00%	48.30%
2004	0.00%	6,832	13.918556	95,092	0.00%	33.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Europe 1.25x Strategy Fund
2007	0.00%	52,820	$23.131559	$1,221,809	2.46%	13.06%
2006	0.00%	47,634	20.459178	974,552	3.26%	29.51%
2005	0.00%	11,096	15.797477	175,289	0.69%	6.36%
2004	0.00%	10,914	14.853477	162,111	33.87%	16.15%
Rydex Variable Trust Portfolios – Financial Services Fund
2007	0.00%	7,612	12.662369	96,386	1.72%	-18.80%
2006	0.00%	9,832	15.594448	153,325	1.39%	16.73%
2005	0.00%	3,668	13.359373	49,002	1.03%	3.38%
2004	0.00%	6,502	12.922869	84,024	0.37%	17.12%
Rydex Variable Trust Portfolios – Government Long Bond 1.2x Strategy Fund
2007	0.00%	35,794	12.881083	461,065	8.75%	9.74%
2006	0.00%	11,224	11.738115	131,749	4.62%	-3.15%
2005	0.00%	57,198	12.119946	693,237	4.23%	7.69%
2004	0.00%	6,408	11.254914	72,121	3.37%	8.36%
Rydex Variable Trust Portfolios – Health Care Fund
2007	0.00%	15,064	14.009933	211,046	0.00%	6.02%
2006	0.00%	29,212	13.213853	386,003	0.00%	5.11%
2005	0.00%	12,090	12.571123	151,985	0.00%	10.64%
2004	0.00%	5,430	11.361762	61,694	0.00%	6.22%
Rydex Variable Trust Portfolios – Hedged Equity Fund
2007	0.00%	24,228	10.542773	255,430	3.57%	3.16%
2006	0.00%	18,870	10.220049	192,852	2.17%	2.20	% 05/01/06
Rydex Variable Trust Portfolios – Internet Fund
2007	0.00%	4,208	15.896277	66,892	0.00%	10.39%
2006	0.00%	12,320	14.400151	177,410	0.00%	9.70%
2005	0.00%	10,806	13.126669	141,847	0.00%	-1.38%
2004	0.00%	8,104	13.309860	107,863	0.00%	15.87%
2003	0.00%	306	11.486698	3,515	0.00%	14.87	% 09/02/03
Rydex Variable Trust Portfolios – Inverse Dow 2x Strategy Fund
2007	0.00%	202,906	6.406198	1,299,856	0.65%	-8.99%
2006	0.00%	18,194	7.038825	128,064	1.53%	-21.77%
2005	0.00%	9,932	8.997359	89,362	1.51%	1.63%
2004	0.00%	11,886	8.853319	105,231	0.00%	-11.47	% 05/03/04
Rydex Variable Trust Portfolios – Inverse Government Long Bond Strategy Fund
2007	0.00%	20,956	8.071965	169,156	5.19%	-4.51%
2006	0.00%	100,194	8.453350	846,975	4.68%	8.11%
2005	0.00%	18,996	7.819540	148,540	0.00%	-5.24%
2004	0.00%	45,952	8.251871	379,190	0.00%	-10.67%
Rydex Variable Trust Portfolios – Inverse Mid-Cap Strategy Fund
2007	0.00%	20,476	7.623663	156,102	3.24%	-1.98%
2006	0.00%	22,088	7.778040	171,801	0.77%	-3.83%
2005	0.00%	1,968	8.087487	15,916	0.37%	-8.16%
2004	0.00%	8	8.806000	70	0.00%	-11.94	% 05/03/04
Rydex Variable Trust Portfolios – Inverse OTC Strategy Fund
2007	0.00%	43,324	7.115591	308,276	2.13%	-11.28%
2006	0.00%	42,542	8.020429	341,205	3.46%	-1.40%
2005	0.00%	30,592	8.134507	248,851	0.00%	1.27%
2004	0.00%	706	8.032405	5,671	0.00%	-11.83%
Rydex Variable Trust Portfolios – Inverse Russell 2000® Strategy Fund
2007	0.00%	33,112	7.702478	255,044	3.78%	5.37%
2006	0.00%	31,834	7.310059	232,708	1.74%	-11.95%
2005	0.00%	9,506	8.302632	78,925	0.79%	-3.05%
2004	0.00%	2	8.564000	17	0.00%	-14.36	% 05/03/04

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Inverse S&P 500 Strategy Fund
2007	0.00%	60,634	$7.599743	$460,803	2.23%	0.83%
2006	0.00%	100,746	7.537297	759,353	7.68%	-7.50%
2005	0.00%	85,596	8.148729	697,499	0.00%	-0.77%
2004	0.00%	1,028	8.212022	8,442	0.00%	-10.21%
Rydex Variable Trust Portfolios – Japan 1.25x Strategy Fund
2007	0.00%	16,262	13.438383	218,535	1.89%	-11.23%
2006	0.00%	57,286	15.138532	867,226	4.87%	5.14%
2005	0.00%	33,996	14.398959	489,507	0.00%	20.35%
2004	0.00%	8,582	11.964662	102,681	0.00%	10.33%
Rydex Variable Trust Portfolios – Large-Cap Growth Fund
2007	0.00%	25,586	11.734222	300,232	0.00%	4.91%
2006	0.00%	60,544	11.184753	677,170	0.00%	5.40%
2005	0.00%	20,598	10.611331	218,572	0.15%	1.77%
2004	0.00%	25,208	10.426349	262,827	2.64%	4.26	% 05/03/04
Rydex Variable Trust Portfolios – Large-Cap Value Fund
2007	0.00%	10,646	13.049584	138,926	0.66%	-5.37%
2006	0.00%	29,590	13.789694	408,037	0.55%	17.66%
2005	0.00%	4,670	11.719808	54,732	0.37%	4.19%
2004	0.00%	9,168	11.248572	103,127	1.02%	12.49	% 05/03/04
Rydex Variable Trust Portfolios – Leisure Fund
2007	0.00%	1,742	15.779861	27,489	0.00%	-2.54%
2006	0.00%	16,964	16.190743	274,660	0.00%	23.47%
2005	0.00%	140	13.113391	1,836	0.00%	-4.87%
2004	0.00%	12,566	13.784595	173,217	0.00%	23.86%
Rydex Variable Trust Portfolios – Mid-Cap 1.5x Strategy Fund
2007	0.00%	29,858	18.207116	543,628	1.40%	3.60%
2006	0.00%	39,476	17.575073	693,794	0.32%	10.46%
2005	0.00%	47,902	15.910246	762,133	0.00%	14.07%
2004	0.00%	35,336	13.948005	492,867	0.00%	22.14%
Rydex Variable Trust Portfolios – Mid-Cap Growth Fund
2007	0.00%	46,060	13.528764	623,135	0.00%	8.45%
2006	0.00%	39,714	12.474351	495,406	0.00%	3.13%
2005	0.00%	31,840	12.096000	385,137	0.00%	11.46%
2004	0.00%	23,814	10.852000	258,430	0.00%	8.52	% 05/03/04
Rydex Variable Trust Portfolios – Mid-Cap Value Fund
2007	0.00%	8,884	13.901532	123,501	1.19%	-4.85%
2006	0.00%	22,946	14.609575	335,231	1.45%	17.08%
2005	0.00%	2,706	12.478766	33,768	0.18%	8.32%
2004	0.00%	19,082	11.520171	219,828	0.04%	15.20	% 05/03/04
Rydex Variable Trust Portfolios – Multi-Cap Core Equity Fund
2007	0.00%	2,278	10.048001	22,889	0.40%	-5.26%
2006	0.00%	1,818	10.606110	19,282	0.05%	6.06	% 05/01/06
Rydex Variable Trust Portfolios – Nova Fund
2007	0.00%	44,842	16.294539	730,680	1.59%	1.13%
2006	0.00%	37,858	16.113126	610,011	1.45%	19.27%
2005	0.00%	39,642	13.509344	535,537	0.27%	3.97%
2004	0.00%	45,914	12.994126	596,612	0.03%	14.62%
Rydex Variable Trust Portfolios – OTC 2x Strategy Fund
2007	0.00%	180,778	16.790237	3,035,305	0.39%	28.20%
2006	0.00%	96,492	13.096608	1,263,718	0.08%	4.86%
2005	0.00%	146,814	12.489256	1,833,598	0.00%	-3.03%
2004	0.00%	79,288	12.879723	1,021,207	1.71%	14.21%
Rydex Variable Trust Portfolios – OTC Fund
2007	0.00%	316,054	14.718309	4,651,780	0.06%	17.82%
2006	0.00%	85,150	12.491870	1,063,683	0.00%	5.77%
2005	0.00%	192,028	11.810054	2,267,861	0.00%	1.11%
2004	0.00%	64,918	11.680186	758,254	0.00%	9.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Precious Metals Fund
2007	0.00%	98,254	$18.660048	$1,833,424	0.00%	19.55%
2006	0.00%	74,170	15.607933	1,157,640	0.00%	21.43%
2005	0.00%	28,740	12.853586	369,412	0.00%	20.89%
2004	0.00%	7,414	10.632748	78,831	0.00%	-14.21%
Rydex Variable Trust Portfolios – Real Estate Fund
2007	0.00%	8,272	16.268963	134,577	1.30%	-19.12%
2006	0.00%	22,910	20.114577	460,825	2.34%	30.72%
2005	0.00%	7,876	15.387085	121,189	1.68%	7.15%
2004	0.00%	9,892	14.360615	142,055	0.86%	29.54%
Rydex Variable Trust Portfolios – Retailing Fund
2007	0.00%	152	11.251641	1,710	0.00%	-12.60%
2006	0.00%	1,530	12.873816	19,697	0.00%	10.08%
2005	0.00%	1,402	11.695368	16,397	0.00%	5.48%
2004	0.00%	1,914	11.088014	21,222	0.00%	10.06%
Rydex Variable Trust Portfolios – Russell 2000® 1.5x Strategy Fund
2007	0.00%	32,980	16.738584	552,039	1.48%	-6.74%
2006	0.00%	230,052	17.947904	4,128,951	0.53%	20.85%
2005	0.00%	123,690	14.851425	1,836,973	4.59%	3.92%
2004	0.00%	270,782	14.291895	3,869,988	0.00%	25.20%
Rydex Variable Trust Portfolios – S&P 500 2x Strategy Fund
2007	0.00%	90,754	17.796913	1,615,141	1.40%	0.61%
2006	0.00%	38,340	17.688405	678,173	1.33%	23.70%
2005	0.00%	24,328	14.299570	347,880	0.08%	3.38%
2004	0.00%	67,356	13.831516	931,636	0.00%	16.90%
2003	0.00%	14	11.832066	166	0.00%	18.32	% 09/02/03
Rydex Variable Trust Portfolios – Sector Rotation Fund
2007	0.00%	57,518	18.205576	1,047,148	0.00%	22.75%
2006	0.00%	35,262	14.831991	523,006	0.00%	11.39%
2005	0.00%	19,448	13.315851	258,967	0.00%	13.71%
2004	0.00%	11,686	11.710392	136,848	0.00%	10.71%
Rydex Variable Trust Portfolios – Small-Cap Growth Fund
2007	0.00%	6,010	13.235997	79,548	0.00%	-0.11%
2006	0.00%	39,338	13.250290	521,240	0.00%	7.73%
2005	0.00%	20,828	12.299413	256,172	0.00%	6.20%
2004	0.00%	29,966	11.581557	347,053	0.00%	15.82	% 05/03/04
Rydex Variable Trust Portfolios – Small-Cap Value Fund
2007	0.00%	5,192	11.613051	60,295	0.36%	-20.36%
2006	0.00%	16,374	14.581618	238,759	0.91%	19.21%
2005	0.00%	7,718	12.232292	94,409	0.00%	3.64%
2004	0.00%	17,220	11.803243	203,252	0.09%	18.03	% 05/03/04
Rydex Variable Trust Portfolios – Strengthening Dollar 2x Strategy Fund
2007	0.00%	8,566	8.783542	75,240	0.00%	-10.89%
2006	0.00%	788	9.856941	7,767	0.89%	-1.43	% 05/01/06
Rydex Variable Trust Portfolios – Technology Fund
2007	0.00%	22,122	12.919655	285,809	0.00%	10.38%
2006	0.00%	9,496	11.704717	111,148	0.00%	5.89%
2005	0.00%	13,002	11.053572	143,719	0.00%	3.11%
2004	0.00%	2,962	10.720064	31,753	0.00%	1.15%
2003	0.00%	323	10.598204	3,423	0.00%	5.98	% 09/02/03
Rydex Variable Trust Portfolios – Telecommunications Fund
2007	0.00%	9,704	16.461176	159,739	0.12%	9.23%
2006	0.00%	14,842	15.070863	223,682	1.75%	19.51%
2005	0.00%	3,024	12.610236	38,133	0.00%	1.16%
2004	0.00%	742	12.465243	9,249	0.00%	12.68%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Transportation Fund
2007	0.00%	4,146	$13.937206	$57,784	0.00%	-8.75%
2006	0.00%	9,154	15.274190	139,820	0.00%	7.38%
2005	0.00%	9,142	14.223953	130,035	0.00%	8.48%
2004	0.00%	4,710	13.111746	61,756	0.00%	22.99%
Rydex Variable Trust Portfolios – Utilities Fund
2007	0.00%	13,404	19.248677	258,009	1.13%	12.86%
2006	0.00%	28,552	17.054864	486,950	3.40%	20.96%
2005	0.00%	9,710	14.099167	136,903	0.64%	10.56%
2004	0.00%	6,982	12.752103	89,035	2.24%	17.31%
Rydex Variable Trust Portfolios – Weakening Dollar 2x Strategy Fund
2007	0.00%	45,758	12.380762	566,519	20.29%	18.12%
2006	0.00%	20,884	10.481591	218,898	4.51%	4.82	% 05/01/06

Contract Owners’ Equity Total By Year
2007				$58,069,945

2006				$49,923,397

2005				$33,437,814

2004				$18,547,439

2003				$174,215

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or cost of insurance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-6 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company